Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.6%
Alabama Federal Aid Highway Finance Authority
Series A , RB , 5.00% , 09/01/27 ......... USD 595 $ 620,294
Series A , RB , 5.00% , 09/01/29 ......... 180 187,652
Series A , RB , 5.00% , 09/01/35 ......... 1,365 1,423,028
Series A , RB , 5.00% , 06/01/37 ......... 130 135,526
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/27 .............. 510 530,010
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/27 ..... 1,400 1,464,640
Auburn University, Series 2025-A, RB,
5.00%, 06/01/27 ................. 275 284,694
Black Belt Energy Gas District, Series 2022,
Sub-Series D-1, RB, VRDN (Royal Bank of
Canada LIQ), 4.00%, 06/01/27
(a)
....... 900 911,476
City of Auburn, Series 2015, GO,
5.00%, 05/01/27 ................. 130 130,243
City of Huntsville
Series 2016C , GO , 5.00% , 05/01/27 ..... 235 236,487
Series 2020A , GO , 5.00% , 09/01/27 ..... 185 193,020
Series 2017E , GO , 5.00% , 11/01/27 ..... 380 392,568
Series 2018A , GO , 5.00% , 05/01/28 ..... 75 78,438
Lower Alabama Gas District (The), Series
2016A, RB, 5.00%, 09/01/27 ......... 670 689,397
State of Alabama
Series 2016C , GO , 5.00% , 08/01/27 ..... 390 395,198
Series 2018A , GO , 5.00% , 11/01/27 ..... 255 267,087
Series 2022B , GO , 5.00% , 11/01/27 ..... 160 167,584
University of Alabama (The)
Series 2017B , RB , 5.00% , 07/01/27 ..... 145 150,553
Series 2019A , RB , 5.00% , 07/01/27 ..... 70 72,681
Series 2019C , RB , 5.00% , 07/01/27 ..... 765 794,296
Water Works Board of the City of Birmingham
(The)
Series 2023 , RB , 5.00% , 01/01/27 ...... 120 122,869
Series 2016B , RB , 5.00% , 01/01/30 ..... 205 209,877
Series 2016B , RB , 5.00% , 01/01/32 ..... 200 204,758
9,662,376
Alaska — 0.3%
Alaska Housing Finance Corp.
Series 2017A , RB , 5.00% , 12/01/27 ..... 195 202,072
Series II2021A , RB , 5.00% , 12/01/27 .... 245 256,259
Borough of North Slope, Series 2022A, GO,
5.00%, 06/30/27 ................. 330 341,935
City of Anchorage, Series 2017B, RB,
5.00%, 05/01/27 ................. 45 46,462
Municipality of Anchorage
Series 2021C , GO , 5.00% , 09/01/27 ..... 225 234,422
Series 2022A , GO , 5.00% , 09/01/27 ..... 180 187,538
State of Alaska, Series 2020A, GO,
5.00%, 08/01/27 ................. 265 275,716
1,544,404
Arizona — 1.9%
Arizona Board of Regents
Series 2016C , RB , 5.00% , 07/01/27 ..... 235 237,228
Series 2017B , RB , 5.00% , 07/01/27 ..... 290 300,982
Series 2021C , RB , 5.00% , 07/01/27 ..... 250 259,645
Series 2025A , RB , 5.00% , 07/01/27
(b)
.... 500 519,290
Series 2020A , RB , 5.00% , 08/01/27 ..... 265 274,908
Arizona Department of Transportation State
Highway Fund
Series 2016 , RB , 5.00% , 07/01/27 ...... 825 834,343
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2023 , RB , 5.00% , 07/01/27 ...... USD 165 $ 171,420
Arizona Transportation Board, Series 2019A,
RB, 5.00%, 07/01/27 .............. 290 301,283
City of Chandler, Series 2016, GO,
5.00%, 07/01/27 ................. 420 436,353
City of Phoenix
Series 2016 , GO , 5.00% , 07/01/27 ...... 495 500,383
Series 2022 , GO , 5.00% , 07/01/27 ...... 105 109,088
City of Phoenix Civic Improvement Corp.
Series 2016 , RB , 5.00% , 07/01/27 ...... 765 773,001
Series 2017D , RB , 5.00% , 07/01/27 ..... 20 20,740
Series 2018A , RB , 5.00% , 07/01/27 ..... 110 114,283
Series 2020A , RB , 5.00% , 07/01/27 ..... 130 135,062
Series 2021A , RB , 5.00% , 07/01/27 ..... 230 238,955
Series A , RB , 5.00% , 07/01/27 ......... 100 103,894
Series B , RB , 4.00% , 07/01/28 ......... 440 449,102
Series 2017D , RB , 5.00% , 07/01/29 ..... 490 508,104
Gilbert Water Resource Municipal Property
Corp., Series 2022, RB, 5.00%, 07/15/27 .. 120 124,712
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/27 ................. 525 545,068
Maricopa County Industrial Development
Authority, Series 2016A, RB, 5.00%, 01/01/27 420 429,819
Maricopa County Unified School District No. 48
Scottsdale, Series 2017, GO, 5.00%, 07/01/28 315 327,153
Maricopa County Unified School District No. 80
Chandler, Series 2015C, GO, 5.00%, 07/01/27 180 186,880
Maricopa County Union High School District No.
210-Phoenix
Series 2018 , GO , 5.00% , 07/01/27 ...... 695 722,060
Series 2024A , GO , 5.00% , 07/01/27 ..... 255 264,929
Series 2025B , GO , 5.00% , 07/01/27 ..... 150 155,840
Salt River Project Agricultural Improvement &
Power District
Series 2017A , RB , 5.00% , 01/01/27 ..... 170 174,232
Series 2019A , RB , 5.00% , 01/01/27 ..... 200 204,978
Series 2020A , RB , 5.00% , 01/01/27 ..... 885 907,029
Series 2021A , RB , 5.00% , 01/01/27 ..... 560 573,939
Series 2016A , RB , 5.00% , 01/01/29 ..... 375 384,357
State of Arizona, Series 2019A, COP,
5.00%, 10/01/27 ................. 115 120,141
11,409,201
Arkansas — 0.1%
Springdale Public Facilities Board, Series 2016,
RB, 5.00%, 03/01/27 .............. 490 497,110
California — 11.4%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/27 ................. 100 104,381
Acalanes Union High School District, Series
2016C, GO, 0.00%, 08/01/27
(c)
........ 310 297,672
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/27 215 225,731
Bay Area Toll Authority, Series 2017S-7, RB,
4.00%, 04/01/29 ................. 1,470 1,498,499
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/27
(c)
............. 1,000 969,268
Burbank Unified School District, Series 2002C,
GO, 0.00%, 07/01/27 (NPFGC)
(c)
....... 150 144,922
California Health Facilities Financing Authority
Series 2016A , RB , 4.00% , 03/01/27 ..... 25 25,019
Series A-1 , RB , 5.00% , 11/01/27 ....... 1,955 2,056,185
Series 2015 , RB , 5.00% , 11/15/27 ...... 865 867,291

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
California Infrastructure & Economic
Development Bank
Series 2016 , RB , 5.00% , 09/01/27 ...... USD 175 $ 177,729
Series 2017 , RB , 5.00% , 10/01/27 ...... 110 113,792
Series 2023 , RB , 5.00% , 10/01/27 ...... 305 321,041
Series 2017 , RB , 5.00% , 10/01/28 ...... 350 362,872
California State Public Works Board
Series 2021B , RB , 5.00% , 05/01/27 ..... 470 486,802
Series F , RB , 5.00% , 05/01/27 ......... 310 310,515
Series 2022A , RB , 5.00% , 08/01/27 ..... 125 130,358
Series 2023C , RB , 5.00% , 09/01/27 ..... 500 522,600
Series B , RB , 5.00% , 10/01/27 ......... 465 487,100
Series 2018C , RB , 5.00% , 11/01/27 ..... 295 309,716
Series 2021C , RB , 5.00% , 11/01/27 ..... 520 545,940
Series C , RB , 5.00% , 03/01/28 ......... 370 381,218
Series D , RB , 5.00% , 09/01/29 ......... 290 302,642
California State University
Series 2015A , RB , 5.00% , 11/01/27 ..... 5 5,012
Series 2016A , RB , 5.00% , 11/01/27 ..... 1,005 1,012,455
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 200 202,967
Central Contra Costa Sanitary District, COP,
5.00%, 09/01/27 ................. 50 52,389
City of Los Angeles, Series 2023A, RB,
5.00%, 02/01/27 ................. 150 154,302
City of Los Angeles Department of Airports
Series 2019C , RB , 5.00% , 05/15/27 ..... 255 264,522
Series 2020B , RB , 5.00% , 05/15/27 ..... 270 280,287
Series B , RB , 5.00% , 05/15/27 ......... 175 181,667
City of San Francisco
Series A , RB , 5.00% , 11/01/27 ......... 310 316,515
Series B , RB , 5.00% , 11/01/27 ......... 100 102,102
Series D , RB , 5.00% , 11/01/27 ......... 270 284,859
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/27
(c)
.... 810 782,090
Series 2017D , GO , 5.00% , 08/01/28 ..... 160 167,349
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/27 ..... 220 227,620
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/27 ..... 170 177,572
Series 2017C , GO , 5.00% , 08/01/29 ..... 125 130,456
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 130 135,451
East Bay Municipal Utility District Water System
Series 2017B , RB , 5.00% , 06/01/27 ..... 115 119,833
Series 2022A , RB , 5.00% , 06/01/27 ..... 50 52,101
Series 2017B , RB , 5.00% , 06/01/28 ..... 85 88,564
East Side Union High School District, Series E,
GO, 5.00%, 08/01/27 .............. 125 126,773
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/27
(c)
.... 2,200 2,121,682
Series 2016 , GO , 5.00% , 08/01/27 ...... 40 40,571
Foothill-De Anza Community College District
(c)
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 750 725,552
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 415 401,472
Fremont Unified School District, Series E, GO,
5.00%, 08/01/27 ................. 275 287,041
Fremont Union High School District, Series
2019A, GO, 5.00%, 08/01/29 ......... 75 78,296
Grossmont Union High School District, Series
2004, GO, 0.00%, 08/01/27 (AGM)
(c)
..... 110 106,131
Security
Par (000)
Par (000) Value
California (continued)
Inglewood Unified School District, Series B, GO,
5.00%, 08/01/27 ................. USD 200 $ 208,395
Long Beach Unified School District, Series D-1,
GO, 0.00%, 08/01/27
(c)
............. 100 94,904
Los Angeles Community College District
Series I , GO , 4.00% , 08/01/27 ......... 30 30,297
Series 2024 , GO , 5.00% , 08/01/27 ...... 500 523,482
Series A-1 , GO , 5.00% , 08/01/27 ....... 390 408,316
Series D , GO , 5.00% , 08/01/27 ........ 1,000 1,046,963
Series J , GO , 5.00% , 08/01/28 ......... 190 198,571
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/27 ..... 1,120 1,167,376
Series 2016A , RB , 4.00% , 07/01/27 ..... 125 125,120
Series 2023-A , RB , 5.00% , 07/01/27 ..... 265 276,907
Series 2017A , RB , 5.00% , 07/01/29 ..... 255 266,015
Los Angeles Department of Water & Power
Series 2016B , RB , 5.00% , 07/01/27 ..... 325 325,516
Series 2018A , RB , 5.00% , 07/01/27 ..... 695 720,777
Series 2022A , RB , 5.00% , 07/01/27 ..... 225 233,345
Series 2022B , RB , 5.00% , 07/01/27 ..... 100 103,709
Series 2022E , RB , 5.00% , 07/01/27 ..... 155 160,749
Series 2024C , RB , 5.00% , 07/01/27 ..... 250 259,272
Series 2017C , RB , 5.00% , 07/01/28 ..... 295 305,261
Los Angeles Department of Water & Power
Water System
Series 2020B , RB , 4.00% , 07/01/27 ..... 300 307,189
Series 2018B , RB , 5.00% , 07/01/27 ..... 300 311,339
Series 2022B , RB , 5.00% , 07/01/27 ..... 200 207,560
Series 2023A , RB , 5.00% , 07/01/27 ..... 305 316,528
Los Angeles Unified School District
Series 2020A , GO , 3.00% , 07/01/27 ..... 160 162,584
Series 2017A , GO , 5.00% , 07/01/27 ..... 690 720,312
Series 2018B-1 , GO , 5.00% , 07/01/27 .... 415 433,231
Series 2018M-1 , GO , 5.00% , 07/01/27 ... 95 99,173
Series 2019A , GO , 5.00% , 07/01/27 ..... 150 156,590
Series 2020C , GO , 5.00% , 07/01/27 ..... 515 537,624
Series 2020RYQ , GO , 5.00% , 07/01/27 ... 185 193,127
Series 2022QRR , GO , 5.00% , 07/01/27 ... 190 198,347
Series 2023QRR , GO , 5.00% , 07/01/27 ... 550 574,162
Series 2024A , GO , 5.00% , 07/01/27 ..... 75 78,295
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/27 ..... 370 370,574
Series 2022B , RB , 3.00% , 07/01/27 ..... 30 30,367
Series 2019A , RB , 5.00% , 07/01/27 ..... 485 506,793
Series 2020A , RB , 5.00% , 07/01/27 ..... 295 308,255
Series 2011C , RB , 5.00% , 10/01/27 ..... 110 115,862
Midpeninsula Regional Open Space District
Field Employees Corp., Series A, GO,
5.00%, 09/01/27 ................. 30 30,528
Modesto Irrigation District, Series 2015A, RB,
5.00%, 10/01/27 ................. 45 45,055
Mountain View Los Altos Union High School
District, Series C, GO, 0.00%, 08/01/27
(c)
.. 150 144,982
Municipal Improvement Corp. of Los Angeles
Series 2023A , RB , 5.00% , 05/01/27 ..... 40 41,440
Series 2016B , RB , 5.00% , 11/01/27 ..... 1,035 1,056,442
Series 2018A , RB , 5.00% , 11/01/27 ..... 745 782,309
Series 2020A , RB , 5.00% , 11/01/27 ..... 180 189,014
Series 2021C , RB , 5.00% , 11/01/27 ..... 100 105,008
New Haven Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 30 30,438
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/27 (NPFGC)
(c)
... 215 207,377

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/27
(NPFGC)
(c)
.................... USD 880 $ 852,198
Orange County Sanitation District, Series 2021A,
RB, 5.00%, 02/01/27 .............. 55 56,749
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/27
(c)
............. 355 343,886
Pasadena Area Community College District,
Series 2020, GO, 4.00%, 08/01/27 ...... 400 411,823
Poway Unified School District, Series A, GO,
0.00%, 08/01/27
(c)
................ 400 386,041
Regents of the University of California
Medical Center Pooled, Series 2016L, RB,
5.00%, 05/15/27 ................. 195 196,543
Riverside County Transportation
Commission Sales Tax, Series 2017B, RB,
5.00%, 06/01/28 ................. 160 168,883
Riverside Unified School District, Series B, GO,
4.00%, 08/01/29 ................. 90 92,558
Sacramento Municipal Utility District, Series
2022J, RB, 5.00%, 08/15/27 .......... 90 94,335
San Diego Community College District, Series
2016, GO, 5.00%, 08/01/27 .......... 110 111,665
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/27 ..... 100 103,815
Series A , RB , 5.00% , 07/01/28 ......... 475 494,958
San Diego County Regional Transportation
Commission
Series 2021B , RB , 5.00% , 04/01/27 ..... 110 114,062
Series 2023A , RB , 5.00% , 04/01/27 ..... 265 274,785
San Diego County Water Authority, Series
2015A, RB, 5.00%, 05/01/27 ......... 135 135,186
San Diego Public Facilities Financing Authority
Series 2016A , RB , 5.00% , 05/15/27 ..... 90 90,740
Series 2023A , RB , 5.00% , 08/01/27 ..... 250 261,817
San Diego Unified School District, Series 2017J,
GO, 5.00%, 07/01/29 .............. 100 104,443
San Francisco Bay Area Rapid Transit
District Sales Tax, Series 2017A, RB,
5.00%, 07/01/29 ................. 100 104,180
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/27 ..... 185 186,264
Series 2016D , RB , 5.00% , 05/01/27 ..... 140 140,947
Series 2019D , RB , 5.00% , 05/01/27 ..... 125 129,557
Series B , RB , 5.00% , 05/01/27 ......... 290 300,571
San Francisco City & County Public Utilities
Commission Wastewater, Series 2023A, RB,
5.00%, 10/01/27 ................. 165 173,653
San Francisco County Transportation Authority
Sales Tax, Series 2017, RB, 4.00%, 02/01/29 255 259,937
San Francisco Municipal Transportation Agency,
Series 2017, RB, 5.00%, 03/01/27 ...... 25 25,762
San Francisco Unified School District, Series A,
GO, 5.00%, 06/15/27 .............. 400 415,529
San Joaquin Hills Transportation Corridor
Agency, Series 1997A, RB, 0.00%, 01/15/27
(NPFGC)
(c)
.................... 1,000 973,944
San Jose Unified School District
Series C , GO , 0.00% , 08/01/27 ( NPFGC )
(c)
295 285,131
Series 2017 , GO , 5.00% , 08/01/27 ...... 180 188,153
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/27
(c)
............. 375 361,597
Security
Par (000)
Par (000) Value
California (continued)
San Mateo County Community College District
(c)
Series 2005B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... USD 825 $ 794,955
Series 2006B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 1,025 987,671
Series A , GO , 0.00% , 09/01/27 ( NPFGC ) .. 405 390,251
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/27 (NPFGC)
(c)
.. 170 164,322
South San Francisco Unified School District,
Series 2016C, GO, 0.00%, 09/01/27
(c)
.... 50 47,903
Southern California Public Power Authority
Series 2015C , RB , 4.00% , 07/01/27 ..... 465 465,935
Series 2015C , RB , 5.00% , 07/01/27 ..... 770 772,186
Series 2019-1 , RB , 5.00% , 07/01/27 ..... 155 160,749
Series 2023-1 , RB , 5.00% , 07/01/27 ..... 775 803,744
Southwestern Community College District,
Series 2004, GO, 0.00%, 08/01/27 (NPFGC)
(c)
700 675,181
State of California
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 165 169,962
GO , 3.00% , 03/01/27 ............... 20 20,168
GO , 5.00% , 04/01/27 ............... 4,390 4,541,195
Series 2019 , GO , 5.00% , 04/01/27 ...... 555 574,115
GO , 3.50% , 08/01/27 ............... 40 40,757
Series 2017 , GO , 4.00% , 08/01/27 ...... 50 50,458
Series 2016 , GO , 5.00% , 08/01/27 ...... 870 882,251
Series C , GO , 5.00% , 08/01/27 ........ 440 459,458
GO , 5.00% , 08/01/27 ............... 2,025 2,095,260
GO , 4.00% , 09/01/27 ............... 560 577,447
GO , 5.00% , 09/01/27 ............... 945 976,831
GO , 5.00% , 10/01/27 ............... 2,590 2,710,384
GO , 5.00% , 11/01/27 ............... 975 1,025,188
Series 2020 , GO , 5.00% , 11/01/27 ...... 475 499,450
Series 2017 , GO , 5.00% , 11/01/27 ...... 890 935,812
GO , 5.00% , 12/01/27 ............... 605 637,609
GO , 5.00% , 08/01/28 ............... 490 510,986
Series 2017 , GO , 5.00% , 11/01/28 ...... 590 619,425
GO , 5.00% , 08/01/29 ............... 450 469,017
State of California Department of Water
Resources
Series AW , RB , 5.00% , 12/01/27 ....... 40 41,004
Series AX , RB , 5.00% , 12/01/27 ........ 240 253,425
Series BB , RB , 5.00% , 12/01/27 ........ 110 116,153
Series AX , RB , 5.00% , 12/01/28 ........ 130 137,216
Sunnyvale Financing Authority, Series 2020, RB,
4.00%, 04/01/27 ................. 100 102,511
Union Elementary School District, Series D, GO,
0.00%, 09/01/27 (NPFGC)
(c)
.......... 270 260,289
University of California
Series 2018AZ , RB , 4.00% , 05/15/27 .... 35 35,943
Series 2017M , RB , 5.00% , 05/15/27 ..... 110 114,354
Series 2018O , RB , 5.00% , 05/15/27 ..... 225 233,906
Series 2021BH , RB , 5.00% , 05/15/27 .... 250 259,895
Series 2023BN , RB , 5.00% , 05/15/27 .... 120 124,750
Series 2025BZ , RB , 5.00% , 05/15/27
(b)
... 2,500 2,598,952
Series 2017AY , RB , 5.00% , 05/15/28 .... 280 290,310
Series 2017AY , RB , 5.00% , 05/15/29 .... 125 129,613
West Valley-Mission Community College District,
Series 2015B, GO, 5.00%, 08/01/27 ..... 80 80,112
Western Municipal Water District Facilities
Authority, Series 2020A, RB, 5.00%, 10/01/27 175 183,794
69,843,013

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado — 1.4%
Adams & Arapahoe Counties Joint School
District 28J Aurora, Series 2022, GO,
5.00%, 12/01/27 (SAW) ............ USD 160 $ 168,035
Board of Governors of Colorado State University
System, Series A, RB, 5.00%, 03/01/27
(HERBIP) ..................... 250 257,283
City & County of Denver
Series 2019C , GO , 5.00% , 08/01/27 ..... 110 114,617
Series 2022A , GO , 5.00% , 08/01/27 ..... 390 406,370
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/27 ..... 520 544,508
Series 2022C , RB , 5.00% , 11/15/27 ..... 490 513,094
Series 2023A , RB , 5.00% , 11/15/27 ..... 350 366,182
Series 2018B , RB , 5.00% , 12/01/27 ..... 45 47,148
City of Colorado Springs Utilities System
Series 2019A , RB , 5.00% , 11/15/27 ..... 355 372,401
Series 2020B , RB , 5.00% , 11/15/27 ..... 235 246,519
Series 2020C , RB , 5.00% , 11/15/27 ..... 100 104,902
Series 2022B , RB , 5.00% , 11/15/27 ..... 95 99,657
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/27 ...... 250 262,325
Colorado Health Facilities Authority
Series 2019A-1 , RB , 5.00% , 08/01/27 .... 175 181,281
Series 2022A , RB , 5.00% , 11/01/27 ..... 1,450 1,510,525
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/27 ( SAW ) 250 258,186
Series 2017 , GO , 5.00% , 12/01/27 ( SAW ) . 215 219,769
Series 2025D , GO , 5.00% , 12/01/27 ( SAW ) 145 152,336
Series 2018A , GO , 5.50% , 12/01/28 ( SAW ) 365 386,350
E-470 Public Highway Authority, Series 2004A,
RB, 0.00%, 09/01/27 (NPFGC)
(c)
....... 1,440 1,384,634
State of Colorado, Series 2017K, COP,
5.00%, 03/15/27 ................. 325 334,523
University of Colorado
Series 2025B , RB , 5.00% , 06/01/27 ..... 500 517,893
Series 2017A-1 , RB , 5.00% , 06/01/29 .... 100 103,583
Weld County School District No. 6 Greeley,
Series 2020, GO, 5.00%, 12/01/27 (SAW) . 255 267,571
8,819,692
Connecticut — 1.3%
City of Danbury, Series 2019B, GO,
5.00%, 11/01/27 ................. 50 50,958
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/27 ..... 545 554,286
Series 2022A , GO , 4.00% , 01/15/27 ..... 120 122,045
Series 2018B , GO , 5.00% , 04/15/27 ..... 510 526,965
Series B , GO , 5.00% , 04/15/27 ........ 190 196,320
Series 2020C , GO , 4.00% , 06/01/27 ..... 55 56,305
Series 2021B , GO , 4.00% , 06/01/27 ..... 210 214,982
Series 2021D , GO , 5.00% , 07/15/27 ..... 520 540,861
Series 2016D , GO , 5.00% , 08/15/27 ..... 430 435,989
Series 2022D , GO , 5.00% , 09/15/27 ..... 100 104,464
Series E , GO , 5.00% , 10/15/27 ........ 170 173,125
Series 2022E , GO , 5.00% , 11/15/27 ..... 565 592,878
Series 2024H , GO , 5.00% , 11/15/27 ..... 500 524,671
Series 2025B , GO , 5.00% , 12/01/27 ..... 250 262,592
Series A , GO , 5.00% , 04/15/29 ........ 350 361,074
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/29 ................. 185 191,129
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/27 ..... 205 210,231
Series 2021C , RB , 5.00% , 01/01/27 ..... 135 138,445
Series 2020A , RB , 5.00% , 05/01/27 ..... 200 206,946
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2021A , RB , 5.00% , 05/01/27 ..... USD 590 $ 610,491
Series 2024B , RB , 5.00% , 07/01/27 ..... 500 519,667
Series B , RB , 5.00% , 09/01/27 ......... 635 644,567
Series 2018B , RB , 5.00% , 10/01/27 ..... 340 355,702
Series 2021D , RB , 5.00% , 11/01/27 ..... 220 230,661
University of Connecticut
Series 2016A , RB , 5.00% , 03/15/27 ( SAP ) . 110 110,349
Series 2018A , RB , 5.00% , 04/15/27 ..... 175 180,646
Series 2019A , RB , 5.00% , 11/01/27 ( SAP ) . 65 68,032
8,184,381
Delaware — 0.8%
County of New Castle, Series 2017, GO,
5.00%, 04/01/27 ................. 325 335,789
Delaware Transportation Authority
Series 2016 , RB , 5.00% , 07/01/27 ...... 285 288,156
Series 2019 , RB , 5.00% , 07/01/27 ...... 165 171,537
Series 2020 , RB , 5.00% , 07/01/27 ...... 835 868,081
Series 2020 , RB , 5.00% , 09/01/27 ...... 645 673,014
State of Delaware
Series 2017A , GO , 5.00% , 01/01/27 ..... 760 779,253
Series 2018A , GO , 5.00% , 02/01/27 ..... 205 210,669
Series 2019 , GO , 5.00% , 02/01/27 ...... 595 611,455
Series 2017 , GO , 5.00% , 03/01/27 ...... 130 133,890
Series 2023A , GO , 5.00% , 05/01/27 ..... 240 248,275
Series 2016D , GO , 5.00% , 07/01/27 ..... 365 368,966
Series 2020B , GO , 5.00% , 07/01/27 ..... 270 280,543
4,969,628
District of Columbia — 1.6%
District of Columbia
Series 2021E , GO , 5.00% , 02/01/27 ..... 610 626,961
Series 2016A , GO , 5.00% , 06/01/27 ..... 230 232,004
Series 2017D , GO , 5.00% , 06/01/27 ..... 650 674,026
Series 2018B , GO , 5.00% , 06/01/27 ..... 660 684,396
Series E , GO , 5.00% , 06/01/27 ........ 290 296,337
Series 2019A , GO , 5.00% , 10/15/27 ..... 160 167,545
Series 2020 , RB , 5.00% , 12/01/27 ...... 160 167,573
Series 2017A , GO , 5.00% , 06/01/29 ..... 250 258,839
District of Columbia Income Tax
Series 2020A , RB , 5.00% , 03/01/27 ..... 1,055 1,086,744
Series 2020C , RB , 5.00% , 05/01/27 ..... 310 320,261
Series 2019C , RB , 5.00% , 10/01/27 ..... 1,835 1,919,590
Series 2020B , RB , 5.00% , 10/01/27 ..... 395 413,209
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/27 ..... 245 255,761
Series 2024A , RB , 5.00% , 10/01/27 ..... 300 313,177
Metropolitan Washington Airports Authority
Aviation, Series 2019B, RB, 5.00%, 10/01/27 135 140,484
Washington Metropolitan Area Transit Authority
Series 2018 , RB , 5.00% , 07/01/27 ...... 210 217,962
Series 2021A , RB , 5.00% , 07/15/27 ..... 400 415,697
Series 2023A , RB , 5.00% , 07/15/27 ..... 55 57,158
Series 2023-A , RB , 5.00% , 07/15/27 ..... 460 478,051
Series 2018 , RB , 5.00% , 07/01/28 ...... 430 445,834
Series A-1 , RB , 5.00% , 07/01/28 ....... 610 632,461
9,804,070
Florida — 5.0%
Central Florida Expressway Authority
Series 2019A , RB , 5.00% , 07/01/27 ..... 25 25,865
Series 2021 , RB , 5.00% , 07/01/27 ...... 735 762,291
Series 2024A , RB , 5.00% , 07/01/27 ..... 475 492,637
City of Gainesville Utilities System
Series 2017A , RB , 5.00% , 10/01/27 ..... 140 145,907

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
City of Jacksonville
Series 2020A , RB , 5.00% , 10/01/27 ..... USD 100 $ 104,627
Series 2024 , RB , 5.00% , 10/01/27 ...... 200 209,253
City of Miami Beach
Series 2017 , RB , 5.00% , 09/01/27 ...... 270 280,508
City of Port St. Lucie Utility System, Series 2016,
RB, 5.00%, 09/01/27 .............. 1,030 1,046,029
City of Tallahassee, Series 2025, RB,
5.00%, 10/01/27
(b)
................ 90 93,983
County of Miami-Dade
Series 2019A , RB , 5.00% , 04/01/27 ..... 25 25,798
Series 2020 , RB , 5.00% , 04/01/27 ...... 535 551,445
Series 2025 , RB , 5.00% , 06/01/27 ...... 100 103,525
Series 2016A , GO , 5.00% , 07/01/27 ..... 1,160 1,203,401
Series 2018A , GO , 5.00% , 07/01/27 ..... 705 731,378
Series A , RB , 5.00% , 10/01/27 ......... 545 553,569
County of Miami-Dade Transit System, Series
2019, RB, 5.00%, 07/01/27 .......... 115 119,368
County of Miami-Dade Water & Sewer System
Series 2017B , RB , 5.00% , 10/01/27 ..... 1,485 1,549,976
Series 2021 , RB , 5.00% , 10/01/27 ...... 735 765,933
County of Seminole, Series 2025A, RB,
5.00%, 10/01/27
(b)
................ 85 88,662
Duval County Public Schools, Series 2025A,
COP, 5.00%, 07/01/27 ............. 125 129,659
Florida Department of Environmental Protection
Series 2016A , RB , 5.00% , 07/01/27 ..... 1,597 1,614,989
Series 2017A , RB , 5.00% , 07/01/27 ..... 409 424,576
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/27 . 1,345 1,363,232
Florida Municipal Power Agency
Series 2016A , RB , 5.00% , 10/01/27 ..... 730 741,492
Series 2017A , RB , 5.00% , 10/01/27 ..... 180 187,440
Series 2021B , RB , 5.00% , 10/01/27 ..... 285 296,781
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/27 ......... 265 276,515
Hillsborough County School Board
Series 2017B , COP , 5.00% , 07/01/27 .... 105 108,601
Series 2020A , COP , 5.00% , 07/01/27 .... 470 486,120
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/27 ................. 625 652,974
Lee County School Board (The), Series 2025B,
COP, 5.00%, 08/01/27
(b)
............ 690 716,813
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/27 ............. 150 153,556
Orange County Convention Center, Series 2025,
RB, 5.00%, 10/01/27 .............. 1,050 1,094,575
Orange County School Board
Series 2016B , COP , 5.00% , 08/01/27 .... 170 172,152
Series 2017B , COP , 5.00% , 08/01/27 .... 360 373,557
Orlando Utilities Commission, Series 2020A, RB,
5.00%, 10/01/27 ................. 550 574,341
Palm Beach County School District
Series 2017A , COP , 5.00% , 08/01/27 .... 380 395,166
Series 2018A , COP , 5.00% , 08/01/27 .... 235 244,379
Series 2018B , COP , 5.00% , 08/01/27 .... 115 119,590
Series 2022B , COP , 5.00% , 08/01/27 .... 200 207,982
Series 2025A , COP , 5.00% , 08/01/27 .... 225 233,980
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/27 ................. 500 520,709
School Board of Miami-Dade County (The)
Series 2015D , COP , 5.00% , 02/01/27 .... 150 150,319
Series 2016 , GO , 5.00% , 03/15/27 ...... 330 331,002
Series 2017 , GO , 5.00% , 03/15/27 ...... 105 108,000
Series 2022A , GO , 5.00% , 03/15/27 ( BAM ) 160 164,751
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2025A , COP , 5.00% , 05/01/27 .... USD 800 $ 826,230
School District of Broward County
Series 2016A , COP , 5.00% , 07/01/27 .... 115 116,113
Series 2019A , COP , 5.00% , 07/01/27 .... 705 729,380
Series 2021 , GO , 5.00% , 07/01/27 ...... 160 165,759
Series 2025A , COP , 5.00% , 07/01/27 ( AGC )
(b)
300 311,012
Seminole County School District Sales Tax,
Series 2025, RB, 5.00%, 10/01/27 ...... 100 104,509
State of Florida
Series 2016B , GO , 5.00% , 06/01/27 ..... 380 383,355
Series 2016F , GO , 5.00% , 06/01/27 ..... 555 559,900
Series 2017C , GO , 5.00% , 06/01/27 ..... 230 238,394
Series 2018A , GO , 5.00% , 06/01/27 ..... 60 62,190
Series 2018C , GO , 5.00% , 06/01/27 ..... 215 222,846
Series 2019D , GO , 5.00% , 06/01/27 ..... 290 300,583
Series 2016A , GO , 5.00% , 07/01/27 ..... 175 176,902
Series 2018A , GO , 5.00% , 07/01/27 ..... 35 36,357
Series 2019A , GO , 5.00% , 07/01/27 ..... 480 498,607
Series 2021B , GO , 5.00% , 07/01/27 ..... 290 301,242
Series 2017A , GO , 5.00% , 07/01/28 ..... 310 321,776
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/27 ...... 175 181,734
Series 2019A , RB , 5.00% , 07/01/27 ..... 236 244,780
Series 2020 , RB , 5.00% , 07/01/27 ...... 640 664,627
Series 2021A , RB , 5.00% , 07/01/27 ..... 155 160,766
Series 2022 , RB , 5.00% , 07/01/27 ...... 285 295,967
State of Florida Department of Transportation
Turnpike System
Series 2016B , RB , 2.63% , 07/01/27 ..... 580 580,101
Series 2019A , RB , 5.00% , 07/01/27 ..... 340 353,228
Series 2021C , RB , 5.00% , 07/01/27 ..... 160 166,225
Series 2017A , RB , 5.00% , 07/01/29 ..... 215 223,454
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/27 ..... 788 796,727
Series 2016B , RB , 5.00% , 07/01/27 ..... 485 490,371
Series 2017A , RB , 5.00% , 07/01/27 ..... 683 709,476
30,920,017
Georgia — 2.0%
Athens-Clarke County Unified Government,
Series 2020, GO, 5.00%, 12/01/27 ...... 70 73,442
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/27 ................. 215 225,560
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/27 ..... 305 316,550
Series 2022A , RB , 5.00% , 07/01/27 ..... 140 145,302
City of Atlanta Water & Wastewater
Series 2018C , RB , 5.00% , 11/01/27 ..... 100 104,784
Series 2004 , RB , 5.75% , 11/01/27 ...... 100 106,151
Series 2018C , RB , 5.00% , 11/01/28 ..... 300 313,684
Series 2017A , RB , 5.00% , 11/01/29 ..... 125 130,864
Columbia County School District, Series 2020,
GO, 4.00%, 04/01/27 (SAW) ......... 280 285,703
County of Columbia, Series 2017, GO,
5.00%, 01/01/27 ................. 45 46,138
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/27 ...... 1,015 1,053,769
Series 2022 , RB , 5.00% , 07/01/27 ...... 170 176,493
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/27 .......... 855 886,317
Gwinnett County School District, Series 2022B,
GO, 5.00%, 08/01/27 .............. 125 130,177
Gwinnett County Water & Sewerage Authority
Series 2019 , RB , 5.00% , 08/01/27 ...... 230 239,456
Series 2020 , RB , 5.00% , 08/01/27 ...... 500 520,557

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Henry County School District, Series 2021, GO,
4.00%, 08/01/27 (SAW) ............ USD 175 $ 179,501
Main Street Natural Gas, Inc., Series 2024B, RB,
5.00%, 03/01/27 ................. 285 291,193
Metropolitan Atlanta Rapid Transit Authority
Series 2017D , RB , 4.00% , 07/01/27 ..... 755 773,444
Series 2015C , RB , 5.00% , 07/01/27 ..... 475 480,251
Series 2023B , RB , 5.00% , 07/01/27 ..... 115 119,417
Municipal Electric Authority of Georgia
Series 2020A , RB , 5.00% , 01/01/27 ..... 145 148,589
Series 2024A , RB , 5.00% , 01/01/27 ..... 90 92,228
Series 2020A , RB , 5.00% , 11/01/27 ..... 775 810,742
Richmond County Hospital Authority, Series
2016, RB, 5.00%, 01/01/27 .......... 150 151,476
State of Georgia
Series 2023C , GO , 4.00% , 01/01/27 ..... 115 116,889
Series 2016F , GO , 5.00% , 01/01/27 ..... 290 297,373
Series 2016A , GO , 5.00% , 02/01/27 ..... 150 151,014
Series 2017A-1 , GO , 5.00% , 02/01/27 .... 485 498,461
Series 2016F , GO , 5.00% , 07/01/27 ..... 480 491,693
Series 2018A , GO , 5.00% , 07/01/27 ..... 200 207,838
Series 2020A , GO , 5.00% , 08/01/27 ..... 615 640,517
Series 2016E , GO , 5.00% , 12/01/27 ..... 700 716,100
Series 2017A-2 , GO , 5.00% , 02/01/28 .... 300 308,284
Series 2016F , GO , 5.00% , 07/01/28 ..... 835 856,170
Series 2017A , GO , 5.00% , 02/01/29 ..... 175 179,765
12,265,892
Hawaii — 1.2%
City & County Honolulu Wastewater System,
Series B, RB, 5.00%, 07/01/27 ........ 510 515,228
City & County of Honolulu
Series 2020C , GO , 4.00% , 07/01/27 ..... 370 379,388
Series 2020F , GO , 5.00% , 07/01/27 ..... 360 374,119
Series 2025E , GO , 5.00% , 07/01/27
(b)
.... 500 519,610
Series 2019C , GO , 4.00% , 08/01/27 ..... 395 405,613
Series 2018A , GO , 5.00% , 09/01/27 ..... 175 182,662
Series D , GO , 5.00% , 09/01/27 ........ 495 516,673
Series C , GO , 5.00% , 10/01/27 ........ 125 130,756
Series 2022A , GO , 5.00% , 11/01/27 ..... 550 576,574
County of Hawaii
Series 2025 , GO , 5.00% , 09/01/27 ...... 500 521,335
Series C , GO , 5.00% , 09/01/27 ........ 175 175,366
County of Maui, Series 2021, GO,
5.00%, 03/01/27 ................. 280 287,899
State of Hawaii
Series 2016FB , GO , 5.00% , 04/01/27 .... 210 210,899
Series FE , GO , 5.00% , 10/01/27 ....... 470 477,805
Series FG , GO , 5.00% , 10/01/27 ....... 555 564,771
Series FH , GO , 5.00% , 10/01/27 ....... 520 529,155
Series FN , GO , 5.00% , 10/01/27 ....... 220 230,086
Series FK , GO , 5.00% , 05/01/28 ....... 260 268,922
State of Hawaii Airports System, Series 2018B,
RB, 5.00%, 07/01/27 .............. 200 207,404
University of Hawaii, Series 2017B, RB,
3.00%, 10/01/27 ................. 170 170,985
7,245,250
Idaho — 0.3%
Idaho Housing & Finance Association
Series 2017A , RB , 5.00% , 07/15/27 ..... 1,030 1,067,867
Security
Par (000)
Par (000) Value
Idaho (continued)
Series 2023A , RB , 5.00% , 08/15/27 ..... USD 160 $ 166,684
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/27 .............. 535 554,668
1,789,219
Illinois — 4.9%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/27 (BAM) ..... 250 256,326
Chicago O'Hare International Airport
Series 2020B , RB , 5.00% , 01/01/27 ..... 470 480,902
Series 2024F , RB , 5.00% , 01/01/27 ..... 1,000 1,023,196
Series C , RB , 5.00% , 01/01/27 ......... 165 168,827
Series F , RB , 5.25% , 01/01/27 ......... 170 174,325
Series A , RB , 5.00% , 01/01/28 ......... 445 454,821
Series D , RB , 5.25% , 01/01/28 ......... 345 354,116
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/27 ...... 225 230,804
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/27 . 580 605,963
City of Chicago Wastewater Transmission,
Series 1998A, RB, 0.00%, 01/01/27
(NPFGC)
(c)
.................... 50 48,648
City of Chicago Waterworks
Series 2004 , RB , 5.00% , 11/01/27 ...... 530 539,383
Series 2017 , RB , 5.00% , 11/01/27 ...... 550 573,467
Series 2024A , RB , 5.00% , 11/01/27 ..... 160 166,827
Series 2017 , RB , 5.00% , 11/01/28 ...... 120 125,155
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/27 (BAM) ............ 530 543,937
County of Cook
Series 2021B , GO , 4.00% , 11/15/27 ..... 480 492,386
Series 2018 , RB , 5.00% , 11/15/27 ...... 160 167,162
Du Page Cook & Will Counties Community
College District No. 502, Series 2019, GO,
3.00%, 01/01/29 ................. 600 601,856
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/27 .......... 325 339,578
Illinois Finance Authority
Series 2017 , RB , 5.00% , 01/01/27 ...... 595 610,018
Series 2020 , RB , 5.00% , 01/01/27 ...... 210 215,301
Series 2017 , RB , 5.00% , 07/01/27 ...... 580 594,342
Series 2020 , RB , 5.00% , 07/01/27 ...... 645 670,095
Series 2015 , RB , 3.00% , 12/01/27 ...... 285 285,061
Series 2017 , RB , 5.00% , 07/01/29 ...... 915 937,522
Illinois State Toll Highway Authority
Series 2016B , RB , 5.00% , 01/01/27 ..... 125 126,330
Series 2018A , RB , 5.00% , 01/01/27 ..... 1,130 1,158,418
Series 2019B , RB , 5.00% , 01/01/27 ..... 1,380 1,414,705
Series 2019C , RB , 5.00% , 01/01/27 ..... 545 558,706
Lake County School District No. 112 North
Shore, Series 2019, GO, 5.00%, 06/01/27 . 130 134,544
Metropolitan Water Reclamation District of
Greater Chicago
Series 2024A , GO , 5.00% , 12/01/27 ..... 405 424,244
Series A , GO , 5.00% , 12/01/27 ........ 255 260,281
Series B , GO , 5.00% , 12/01/27 ........ 435 444,008
Northern Illinois Municipal Power Agency, Series
2016A, RB, 5.00%, 12/01/27 ......... 310 315,930
Regional Transportation Authority
Series 2017A , RB , 5.00% , 07/01/27 ..... 180 186,148
Series 2017A , RB , 5.00% , 07/01/28 ..... 150 155,075
Series 2017A , RB , 5.00% , 07/01/29 ..... 185 190,904
Sales Tax Securitization Corp.
Series 2017A , RB , 5.00% , 01/01/27 ..... 445 455,526
Series 2018C , RB , 5.00% , 01/01/27 ..... 425 435,053

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2020A , RB , 5.00% , 01/01/27 ..... USD 495 $ 506,708
State of Illinois
Series 2016 , GO , 5.00% , 02/01/27 ...... 1,095 1,121,577
Series 2021A , GO , 5.00% , 03/01/27 ..... 925 949,250
Series 2021B , GO , 5.00% , 03/01/27 ..... 265 271,947
Series 2022A , GO , 5.00% , 03/01/27 ..... 375 384,831
Series 2022B , GO , 5.00% , 03/01/27 ..... 635 651,647
Series 2023C , GO , 5.00% , 05/01/27 ..... 725 746,822
Series 2024B , GO , 5.00% , 05/01/27 ..... 970 999,196
Series 2016 , GO , 5.00% , 06/01/27 ...... 220 221,712
Series 2023D , GO , 5.00% , 07/01/27 ..... 540 558,348
Series 2019B , GO , 5.00% , 09/01/27 ..... 785 814,716
Series 2018A , GO , 5.00% , 10/01/27 ..... 845 878,536
Series 2018B , GO , 5.00% , 10/01/27 ..... 325 337,898
Series 2017D , GO , 5.00% , 11/01/27 ..... 1,785 1,859,204
Series 2021A , GO , 5.00% , 12/01/27 ..... 405 422,599
Series 2017D , GO , 5.00% , 11/01/28 ..... 1,010 1,050,535
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/27 ..... 235 240,100
Series 2018A , RB , 5.00% , 06/15/27 ( BAM ) 300 310,652
Series 2021C , RB , 5.00% , 06/15/27 ..... 435 450,266
Series 2002-1 , RB , 6.00% , 06/15/27
( NPFGC ) ..................... 75 78,481
29,774,915
Indiana — 1.1%
City of Indianapolis Department of Public
Utilities Gas Utility, Series 2017A, RB,
5.00%, 08/15/27 ................. 280 291,675
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/27 ................. 275 287,401
Indiana Finance Authority
Series 2018A , RB , 5.00% , 02/01/27 ..... 325 333,988
Series 2019A , RB , 5.00% , 02/01/27 ..... 480 493,274
Series 2019E , RB , 5.00% , 02/01/27 ..... 140 143,872
Series 2021B , RB , 5.00% , 02/01/27 ..... 400 411,062
Series 2025C , RB , 5.00% , 02/01/27 ..... 100 102,765
Series E , RB , 5.00% , 02/01/27 ......... 160 162,051
Series 2016C , RB , 5.00% , 06/01/27 ..... 745 760,875
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,270 1,325,887
Series 2021-2 , RB , 5.00% , 10/01/27 ..... 290 302,762
Indiana Municipal Power Agency, Series 2025A,
RB, 5.00%, 01/01/27 .............. 750 768,380
Indiana University
Series Z-1 , RB , 4.00% , 08/01/27 ....... 530 543,963
Series Y , RB , 5.00% , 08/01/29 ......... 230 238,379
Indianapolis Local Public Improvement Bond
Bank
Series 2017C , RB , 5.00% , 01/01/27 ..... 235 240,468
Series 1999E , RB , 0.00% , 02/01/27
( AMBAC )
(c)
.................... 30 29,137
Series 2019A , RB , 5.00% , 02/01/27 ..... 100 102,540
Series 2024E , RB , 5.00% , 02/01/27 ..... 100 102,540
Series 2017A , RB , 5.00% , 01/15/29 ..... 375 384,895
7,025,914
Iowa — 0.6%
City of Des Moines
Series 2019A , GO , 5.00% , 06/01/27 ..... 180 186,316
Series 2020A , GO , 5.00% , 06/01/27 ..... 200 207,018
Series 2020D , GO , 5.00% , 06/01/27 ..... 185 191,492
Series 2023A , GO , 6.00% , 06/01/27 ..... 520 545,019
County of Polk, Series 2019, GO,
4.00%, 06/01/27 ................. 200 200,260
Security
Par (000)
Par (000) Value
Iowa (continued)
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/27 ...... USD 340 $ 354,107
Series 2021A , RB , 5.00% , 08/01/27 ..... 180 187,468
State of Iowa
Series 2016A , RB , 5.00% , 06/01/27 ..... 230 232,031
Series 2016 , RB , 5.00% , 06/15/27 ...... 750 757,407
State of Iowa Board of Regents
Series 2016 , RB , 5.00% , 09/01/27 ...... 25 26,005
Series 2021A , RB , 5.00% , 09/01/27 ..... 470 488,899
3,376,022
Kansas — 0.3%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/27 ................. 325 339,193
Kansas Development Finance Authority, Series
2021A, RB, 5.00%, 05/01/27 ......... 95 98,141
Sedgwick County Unified School District No.
266 Maize
Series 2019A , GO , 4.00% , 09/01/27 ..... 130 133,158
Series 2019A , GO , 4.00% , 09/01/28 ..... 140 143,449
State of Kansas Department of Transportation
Series 2017A , RB , 5.00% , 09/01/27 ..... 200 208,687
Series 2024A , RB , 5.00% , 09/01/27 ..... 350 365,202
Series 2018A , RB , 5.00% , 09/01/28 ..... 625 651,691
Series 2018A , RB , 5.00% , 09/01/29 ..... 145 151,194
2,090,715
Kentucky — 0.8%
Kentucky Public Energy Authority, Series 2019C,
RB, VRDN, 4.00%, 02/01/28
(a)
........ 815 827,717
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/27 ......... 600 619,110
Series B , RB , 5.00% , 05/01/27 ......... 200 206,821
Series A , RB , 5.00% , 09/01/27 ......... 355 370,306
Series A , RB , 5.00% , 10/01/27 ......... 70 73,174
Series 2024B , RB , 5.00% , 11/01/27 ..... 505 529,027
Series B , RB , 5.00% , 11/01/27 ( SAP ) .... 1,040 1,060,358
RB , 5.00% , 04/01/28 ............... 100 103,138
Kentucky Turnpike Authority
Series 2016A , RB , 5.00% , 07/01/27 ..... 265 267,659
Series B , RB , 5.00% , 07/01/27 ......... 385 398,722
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. 150 154,663
4,610,695
Louisiana — 0.9%
City of New Orleans
Series 2022 , GO , 5.00% , 12/01/27 ...... 45 47,047
Series 2024A , GO , 5.00% , 12/01/27 ..... 300 313,649
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/27 ..... 615 633,071
Series 2021A , GO , 5.00% , 03/01/27 ..... 300 308,815
Series 2017A , GO , 5.00% , 04/01/27 ..... 305 314,643
Series 2016B , GO , 5.00% , 08/01/27 ..... 380 384,876
Series 2016A , GO , 5.00% , 09/01/27 ..... 240 243,588
Series 2019A , RB , 5.00% , 09/01/27 ..... 455 474,473
Series 2021 , RB , 5.00% , 09/01/27 ...... 790 823,810
Series 2023 , RB , 5.00% , 09/01/27 ...... 180 187,703
Series 2017-B , GO , 5.00% , 10/01/27 .... 570 595,655
Series 2024C , GO , 5.00% , 12/01/27 ..... 500 524,723
Series 2017A , GO , 5.00% , 04/01/28 ..... 220 227,042
Series 2017-B , GO , 5.00% , 10/01/29 .... 190 198,094

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Louisiana (continued)
State of Louisiana Gasoline & Fuels Tax, Series
B, RB, 5.00%, 05/01/27 ............ USD 310 $ 320,494
5,597,683
Maine — 0.7%
Maine Governmental Facilities Authority
Series 2025A , RB , 5.00% , 10/01/27 ..... 205 213,713
Series A , RB , 5.00% , 10/01/27 ......... 100 101,667
Maine Municipal Bond Bank
Series 2020A , RB , 5.00% , 09/01/27 ..... 365 380,389
Series 2017A , RB , 5.00% , 11/01/27 ..... 295 300,775
Series 2018A , RB , 5.00% , 11/01/27 ..... 140 146,587
Series 2018B , RB , 5.00% , 11/01/27 ..... 355 371,703
Series 2019A , RB , 5.00% , 11/01/27 ..... 135 141,352
Series C , RB , 5.00% , 11/01/27 ......... 540 565,407
Maine State Housing Authority
Series 2019A , RB , 2.70% , 11/15/27 ..... 260 259,387
Series 2022F , RB , 3.40% , 11/15/27 ...... 125 126,755
Maine Turnpike Authority
Series 2022 , RB , 5.00% , 07/01/27 ...... 225 233,530
Series 2025 , RB , 5.00% , 07/01/27 ...... 135 140,118
State of Maine
Series 2018D , GO , 5.00% , 06/01/27 ..... 710 736,006
Series 2019B , GO , 5.00% , 06/01/27 ..... 230 238,425
Series 2021B , GO , 5.00% , 06/01/27 ..... 265 274,707
4,230,521
Maryland — 2.7%
City of Baltimore, Series 2017A, GO,
5.00%, 10/15/27 ................. 120 125,351
County of Anne Arundel
Series 2021 , GO , 5.00% , 04/01/27 ...... 250 258,036
Series 2022 , GO , 5.00% , 04/01/27 ...... 200 206,428
Series 2017 , GO , 3.00% , 10/01/27 ...... 100 100,153
Series 2020 , GO , 5.00% , 10/01/27 ...... 260 271,898
Series 2021 , GO , 5.00% , 10/01/27 ...... 175 183,009
Series 2018 , GO , 5.00% , 10/01/28 ...... 315 328,697
County of Baltimore
Series 2016 , GO , 5.00% , 02/01/27 ...... 165 165,364
Series 2019 , GO , 5.00% , 03/01/27 ...... 315 324,376
Series 2020 , GO , 5.00% , 08/01/27 ...... 375 390,418
County of Charles, Series 2019, GO,
5.00%, 10/01/27 ................. 200 209,019
County of Howard
Series 2017A , GO , 5.00% , 02/15/27 ..... 190 195,426
Series 2017C , GO , 5.00% , 02/15/27 ..... 120 123,427
Series 2017E , GO , 5.00% , 02/15/27 ..... 650 668,564
Series 2017B , GO , 5.00% , 02/15/28 ..... 460 472,496
Series 2017B , GO , 5.00% , 02/15/30 ..... 160 164,357
County of Montgomery
Series 2021A , GO , 5.00% , 08/01/27 ..... 310 322,792
Series 2024A , GO , 5.00% , 08/01/27 ..... 120 124,952
Series 2017C , GO , 5.00% , 10/01/27 ..... 150 156,864
Series 2017D , GO , 4.00% , 11/01/27 ..... 115 118,562
Series 2020B , GO , 4.00% , 11/01/27 ..... 520 536,105
Series 2017A , GO , 5.00% , 11/01/27 ..... 300 314,405
Series 2019A , GO , 5.00% , 11/01/27 ..... 100 104,802
Series 2024B , GO , 5.00% , 12/01/27 ..... 160 168,044
Series 2017C , GO , 5.00% , 10/01/28 ..... 155 161,740
Series 2017D , GO , 4.00% , 11/01/28 ..... 165 169,406
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/27 ..... 525 545,947
Series 2019A , GO , 5.00% , 07/15/27 ..... 440 457,555
Series 2017A , GO , 3.00% , 09/15/27 ..... 50 50,399
Series 2020B , GO , 5.00% , 09/15/27 ..... 525 548,139
Security
Par (000)
Par (000) Value
Maryland (continued)
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/27 USD 500 $ 517,305
Maryland Stadium Authority, Series 2021, RB,
5.00%, 06/01/27 ................. 320 331,293
State of Maryland
Series 2017 , GO , 5.00% , 03/15/27 ...... 410 422,797
Series 2018A , GO , 5.00% , 03/15/27 ..... 60 61,873
Series 2022A , GO , 5.00% , 06/01/27 ..... 75 77,767
Series 2017A , GO , 5.00% , 08/01/27 ..... 560 583,235
Series 2018-2B , GO , 5.00% , 08/01/27 .... 190 197,883
Series 2020-2B , GO , 5.00% , 08/01/27 .... 970 1,010,246
Series 2A , GO , 5.00% , 08/01/27 ....... 305 317,655
Series 2017 , GO , 5.00% , 03/15/28 ...... 570 586,672
Series 2017A , GO , 5.00% , 08/01/28 ..... 150 155,858
Series 2017A , GO , 5.00% , 08/01/29 ..... 480 498,041
State of Maryland Department of Transportation
Series 2016 , RB , 4.00% , 09/01/27 ...... 85 87,405
Series 2017 , RB , 5.00% , 09/01/27 ...... 480 501,001
Series 2018 , RB , 5.00% , 10/01/27 ...... 300 305,222
Series 2019 , RB , 5.00% , 10/01/27 ...... 475 496,857
Series 2021A , RB , 5.00% , 10/01/27 ..... 725 758,360
Series 2018 , RB , 5.00% , 12/01/27 ...... 110 112,392
Series 2021B , RB , 5.00% , 12/01/27 ..... 250 262,638
Series 2022A , RB , 5.00% , 12/01/27 ..... 165 173,341
Series 2017 , RB , 5.00% , 09/01/28 ...... 345 359,465
Series 2019 , RB , 5.00% , 10/01/28 ...... 205 214,075
Washington Suburban Sanitary Commission
Series 2017 , RB , 3.00% , 06/01/27 ( GTD ) .. 245 246,766
Series 2019 , RB , 5.00% , 06/01/27 ( GTD ) .. 225 233,226
Series 2017 , RB , 5.00% , 06/15/28 ( GTD ) .. 115 119,124
16,597,228
Massachusetts — 2.1%
City of Boston
Series 2015A , GO , 3.00% , 04/01/27 ..... 2,115 2,115,459
Series 2017A , GO , 5.00% , 04/01/27 ..... 525 541,998
Series 2018A , GO , 5.00% , 05/01/27 ..... 95 98,293
Series 2020A , GO , 5.00% , 11/01/27 ..... 115 120,907
City of Waltham, GO, 5.00%, 10/15/27 ..... 100 104,853
Commonwealth of Massachusetts
Series 2019A , GO , 5.00% , 01/01/27 ..... 440 451,106
Series 2019C , GO , 5.00% , 05/01/27 ..... 455 470,631
Series 2019F , GO , 5.00% , 05/01/27 ..... 145 149,981
Series 2016B , GO , 5.00% , 07/01/27 ..... 315 327,256
Series 2017D , GO , 5.00% , 07/01/27 ..... 790 820,736
Series 2020D , GO , 5.00% , 07/01/27 ..... 610 633,733
Series 2018C , GO , 5.00% , 09/01/27 ..... 855 892,135
Series 2019G , GO , 5.00% , 09/01/27 ..... 400 417,373
Series 2017E , GO , 5.00% , 11/01/27 ..... 710 744,030
Series 2020E , GO , 5.00% , 11/01/27 ..... 105 110,033
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
Series 2017A , RB , 5.00% , 06/15/27 ..... 405 408,683
Series 2019A , RB , 5.00% , 06/15/27 ..... 585 590,320
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/27 ..... 555 576,593
Series 2017A-2 , RB , 5.00% , 07/01/28 .... 155 160,958
Massachusetts Clean Water Trust (The)
Series 19 , RB , 5.00% , 02/01/27 ........ 160 160,034
Series 2025 , RB , 5.00% , 02/01/27 ...... 285 292,939
Series 23B , RB , 5.00% , 02/01/27 ....... 720 740,056
Series 2006 , RB , 5.25% , 08/01/27 ...... 45 47,025
Massachusetts Development Finance Agency
Series 2017 , RB , 5.00% , 04/01/27 ...... 110 113,397

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2016Q , RB , 5.00% , 07/01/27 ..... USD 440 $ 444,776
Massachusetts School Building Authority, Series
2025B, RB, 5.00%, 02/15/27 ......... 470 483,154
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/27 ..... 400 410,133
Series 2019A , RB , 5.00% , 01/01/27 ..... 260 266,586
Massachusetts Water Resources Authority,
Series B, RB, 5.00%, 08/01/29 ........ 135 140,605
University of Massachusetts Building Authority,
Series 2021-1, RB, 5.00%, 11/01/27 ..... 65 68,112
12,901,895
Michigan — 2.0%
Great Lakes Water Authority Water Supply
System
Series 2018A , RB , 5.00% , 07/01/27 ..... 310 321,159
Series 2025A , RB , 5.00% , 07/01/27 ..... 150 155,612
Series C , RB , 5.00% , 07/01/27 ......... 520 525,532
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/27 (BAM) ............. 160 167,121
Lansing Board of Water & Light, Series 2026B,
RB, 5.00%, 07/01/27
(b)
............. 1,500 1,554,897
Michigan Finance Authority
Series 2016 , RB , 5.00% , 11/15/27 ...... 1,000 1,016,947
Series 2017A-MI , RB , 5.00% , 12/01/27 ... 1,445 1,510,795
Series 2017MI , RB , 5.00% , 12/01/27 .... 275 284,411
Series 2017MI , RB , 5.00% , 12/01/28 .... 305 315,562
Michigan State Building Authority
Series 2019I , RB , 5.00% , 04/15/27 ...... 70 72,320
Series 2020I , RB , 5.00% , 10/15/27 ...... 670 701,308
Michigan State Housing Development Authority
Series 2023A , RB , 3.75% , 04/01/27 ..... 335 335,055
Series 2023A , RB , 3.05% , 06/01/27 ..... 120 120,562
Series B , RB , 2.60% , 12/01/27 ......... 100 99,595
Michigan State University, Series 2023A, RB,
5.00%, 02/15/27 ................. 360 370,027
State of Michigan
Series 2016 , RB , 5.00% , 03/15/27 ...... 2,690 2,768,214
Series 2017A , GO , 5.00% , 05/01/27 ..... 410 424,085
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/27 ..... 815 854,920
Series 2021B , RB , 5.00% , 11/15/27 ..... 65 68,184
University of Michigan, Series 2020A, RB,
5.00%, 04/01/27 ................. 370 381,685
Wayne County Airport Authority, Series 2023C,
RB, 5.00%, 12/01/27 .............. 125 131,036
12,179,027
Minnesota — 2.0%
City of Minneapolis
Series 2017A , RB , 5.00% , 11/15/27 ..... 925 951,323
Series 2022 , GO , 5.00% , 12/01/27 ...... 170 178,359
Series 2017A , RB , 5.00% , 11/15/28 ..... 295 303,548
County of Hennepin
Series 2018A , GO , 5.00% , 12/01/27 ..... 470 493,543
Series 2018A , GO , 5.00% , 12/01/28 ..... 200 209,947
Metropolitan Council
Series 2018D , GO , 3.00% , 03/01/27 ..... 200 200,079
Series 2019A , GO , 4.00% , 03/01/27 ..... 350 350,469
Series 2017C , GO , 5.00% , 03/01/27 ..... 130 133,869
Series 2018C , GO , 5.00% , 03/01/27 ..... 200 205,953
Series 2020E , GO , 5.00% , 12/01/27 ..... 205 215,269
Security
Par (000)
Par (000) Value
Minnesota (continued)
Minneapolis-St. Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/27 ......... USD 545 $ 558,591
Series 2016C , RB , 5.00% , 01/01/28 ..... 185 189,252
Minnesota Municipal Gas Agency, Series 2022A,
RB, VRDN (Royal Bank of Canada LIQ),
4.00%, 12/01/27
(a)
................ 575 585,418
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016A , RB , 5.00% , 03/01/27 ..... 635 636,433
Series 2023A , RB , 5.00% , 03/01/27 ..... 1,015 1,044,714
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/27 ..... 320 329,437
Series 2016D , GO , 5.00% , 08/01/27 ..... 265 268,532
Series 2019A , GO , 5.00% , 08/01/27 ..... 585 609,360
Series 2019B , GO , 5.00% , 08/01/27 ..... 170 177,079
Series 2020A , GO , 5.00% , 08/01/27 ..... 645 671,859
Series 2023D , GO , 5.00% , 08/01/27 ..... 100 104,164
Series 2021A , GO , 5.00% , 09/01/27 ..... 1,300 1,357,084
Series 2017D , GO , 5.00% , 10/01/27 ..... 425 444,627
Series 2017E , GO , 5.00% , 10/01/27 ..... 100 104,618
Series 2017A , GO , 5.00% , 10/01/28 ..... 460 480,818
Series 2017B , GO , 5.00% , 10/01/28 ..... 100 104,526
Series 2017D , GO , 5.00% , 10/01/28 ..... 210 219,504
University of Minnesota
Series 2016A , RB , 5.00% , 04/01/27 ..... 25 25,107
Series 2017A , RB , 5.00% , 09/01/27 ..... 225 234,833
Series 2017B , RB , 5.00% , 12/01/27 ..... 415 435,957
Series 2017B , RB , 5.00% , 12/01/28 ..... 185 193,868
Series 2017B , RB , 5.00% , 12/01/29 ..... 215 225,013
12,243,153
Mississippi — 0.4%
State of Mississippi
Series 2020B , GO , 5.00% , 09/01/27 ..... 165 172,166
Series 2017A , GO , 5.00% , 10/01/27 ..... 175 182,994
Series 2016B , GO , 5.00% , 12/01/27 ..... 155 158,242
Series 2017A , GO , 5.00% , 10/01/28 ..... 655 683,930
Series 2017A , GO , 5.00% , 10/01/32 ..... 465 486,412
Series 2017A , GO , 5.00% , 10/01/34 ..... 1,000 1,046,048
2,729,792
Missouri — 0.9%
Health & Educational Facilities Authority of
the State of Missouri, Series 2025B, RB,
5.00%, 11/15/27
(b)
................ 335 348,871
Metropolitan St. Louis Sewer District
Series 2017A , RB , 5.00% , 05/01/27 ..... 150 155,012
Series 2020B , RB , 5.00% , 05/01/27 ..... 355 366,862
Series 2022A , RB , 5.00% , 05/01/27 ..... 845 873,234
Series 2017A , RB , 5.00% , 05/01/28 ..... 395 407,734
Missouri Joint Municipal Electric Utility
Commission
Series 2024 , RB , 5.00% , 01/01/27 ...... 1,080 1,104,784
Series 2017 , RB , 5.00% , 12/01/27 ...... 175 182,818
Series 2025 , RB , 5.00% , 12/01/27 ...... 405 423,092
Missouri State Board of Public Buildings
Series 2018A , RB , 5.00% , 04/01/27 ..... 345 346,390
Series 2020B , RB , 5.00% , 10/01/27 ..... 1,055 1,100,016
Missouri State Environmental Improvement &
Energy Resources Authority, Series 2015B,
RB, 5.00%, 01/01/27 .............. 345 345,429
5,654,242

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Montana — 0.0%
State of Montana, Series 2020C, GO,
5.00%, 08/01/27 ................. USD 235 $ 244,298
Nebraska — 0.9%
City of Lincoln Electric System
Series 2016 , RB , 5.00% , 09/01/27 ...... 440 452,537
Series 2020A , RB , 5.00% , 09/01/27 ..... 510 531,138
City of Omaha
Series 2004 , GO , 5.25% , 04/01/27 ...... 20 20,698
Series 2021 , GO , 5.00% , 04/15/27 ...... 150 154,962
Series 2024 , GO , 5.00% , 04/15/27 ...... 165 170,459
Series B , GO , 5.00% , 04/15/27 ........ 245 253,105
Nebraska Public Power District
Series 2016A , RB , 5.00% , 01/01/27 ..... 280 280,595
Series 2021A , RB , 5.00% , 01/01/27 ..... 125 127,983
Series B , RB , 5.00% , 01/01/27 ......... 150 153,580
Series C , RB , 5.00% , 01/01/27 ......... 185 185,393
Series B , RB , 5.00% , 01/01/28 ......... 70 71,611
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/27 ..... 1,460 1,460,000
Series 2018A , RB , 5.00% , 02/01/27 ..... 500 513,652
Series 2025C , RB , 5.00% , 02/01/27
(b)
.... 100 102,730
Series 2017A , RB , 5.00% , 02/01/30 ..... 165 172,732
Omaha Public Power District Nebraska
City Station Unit 2, Series 2026A, RB,
5.00%, 02/01/27
(b)
................ 350 359,451
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/27 .............. 175 179,168
University of Nebraska Facilities Corp. (The),
Series 2017A, RB, 5.00%, 07/15/27 ..... 410 425,772
5,615,566
Nevada — 1.9%
Clark County School District
Series 2015D , GO , 5.00% , 06/15/27 ..... 295 295,579
Series 2016B , GO , 5.00% , 06/15/27 ..... 600 612,349
Series 2017A , GO , 5.00% , 06/15/27 ..... 215 222,814
Series 2018A , GO , 5.00% , 06/15/27 ..... 200 207,268
Series 2019B , GO , 5.00% , 06/15/27 ( AGM ) 205 212,366
Series 2023A , GO , 5.00% , 06/15/27 ..... 190 196,905
Series 2024B , GO , 5.00% , 06/15/27 ..... 485 502,626
County of Clark
Series 2017 , GO , 5.00% , 06/01/27 ...... 180 186,477
Series 2019 , GO , 5.00% , 06/01/27 ...... 130 134,678
Series 2015A , GO , 5.00% , 07/01/27 ..... 500 501,066
Series 2015C , RB , 5.00% , 07/01/27 ..... 410 425,643
Series 2016 , RB , 5.00% , 07/01/27 ...... 390 404,631
Series 2016B , RB , 5.00% , 07/01/27 ..... 280 290,623
Series 2017 , RB , 5.00% , 07/01/27 ...... 455 472,263
Series 2019E , RB , 5.00% , 07/01/27 ..... 925 960,292
Series 2020C , RB , 5.00% , 07/01/27 ..... 300 311,382
Series 2016B , GO , 5.00% , 11/01/27 ..... 650 662,490
Series 2019 , GO , 5.00% , 11/01/27 ...... 870 910,964
Series 2019A , GO , 5.00% , 12/01/27 ..... 140 146,902
County of Clark Department of Aviation, Series
2024A, RB, 5.00%, 07/01/27 ......... 1,000 1,038,153
County of Washoe
Series 2018 , RB , 5.00% , 02/01/27 ...... 35 35,895
Series 2019 , RB , 5.00% , 02/01/27 ...... 215 220,499
Las Vegas Convention & Visitors Authority,
Series 2023A, RB, 5.00%, 07/01/27 ..... 275 284,926
Las Vegas Valley Water District
Series 2020C , GO , 5.00% , 06/01/27 ..... 140 145,094
Series 2017A , GO , 5.00% , 02/01/29 ..... 85 87,357
Security
Par (000)
Par (000) Value
Nevada (continued)
State of Nevada
Series 2019A , GO , 5.00% , 05/01/27 ..... USD 285 $ 294,612
Series 2019E , GO , 5.00% , 08/01/27 ..... 210 218,492
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/27 ...... 870 877,225
Series 2018 , RB , 5.00% , 12/01/27 ...... 100 104,926
Series 2020B , RB , 5.00% , 12/01/27 ..... 125 131,158
Washoe County School District
Series 2017B , GO , 5.00% , 04/01/27 ..... 160 165,044
Series 2015A , GO , 5.00% , 06/01/27 ..... 125 125,272
Series 2018 , GO , 5.00% , 10/01/27 ( BAM ) . 50 52,210
Series 2019B , GO , 5.00% , 10/01/27 ..... 170 177,515
11,615,696
New Hampshire — 0.4%
City of Nashua, GO, 5.00%, 11/01/27 ...... 70 73,226
New Hampshire Municipal Bond Bank
Series 2021B , RB , 5.00% , 02/15/27 ( ST
INTERCEPT ) .................. 55 56,556
Series 2016D , RB , 4.00% , 08/15/27 ..... 230 232,023
Series 2017B , RB , 5.00% , 08/15/27 ( ST
INTERCEPT ) .................. 105 109,386
Series 2021C , RB , 5.00% , 08/15/27 ..... 435 453,172
Series 2023B , RB , 5.00% , 08/15/27 ..... 220 229,190
New Hampshire State Turnpike System, Series
2019, RB, 5.00%, 11/01/27 .......... 335 350,467
State of New Hampshire
Series 2017B , GO , 5.00% , 12/01/27 ..... 115 120,835
Series 2020A , GO , 5.00% , 12/01/27 ..... 255 267,938
Series 2020D , GO , 5.00% , 12/01/27 ..... 215 225,909
2,118,702
New Jersey — 2.5%
County of Essex, Series 2021B, GO,
4.00%, 08/15/27 (SCH BD RES FD) ..... 120 123,256
County of Union, Series B, GO, 2.00%, 03/01/27 750 742,110
New Jersey Economic Development Authority
Series 2018A , RB , 5.00% , 06/15/27 ..... 100 103,631
Series 2018FFF , RB , 5.00% , 06/15/27 .... 580 601,621
Series 2021QQQ , RB , 5.00% , 06/15/27 ... 690 715,722
Series XX , RB , 5.25% , 06/15/27 ........ 120 120,144
Series AAA , RB , 5.50% , 06/15/27 ....... 225 230,195
Series A , RB , 4.00% , 11/01/27 ......... 1,285 1,324,016
Series 2022A , RB , 5.00% , 11/01/27 ..... 165 172,821
Series A , RB , 5.00% , 11/01/27 ......... 1,460 1,529,207
Series B , RB , 5.00% , 11/01/27 ......... 145 151,873
New Jersey Educational Facilities Authority
Series 2022A , RB , 5.00% , 03/01/27 ..... 540 556,201
Series 2017I , RB , 5.00% , 07/01/27 ...... 285 296,157
New Jersey Infrastructure Bank, Series 2017A-
R1, RB, 4.00%, 09/01/27 (GTD) ....... 150 151,488
New Jersey Transportation Trust Fund Authority
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 585 590,277
Series 2021A , RB , 5.00% , 06/15/27 ..... 2,040 2,116,047
Series 2022AA , RB , 5.00% , 06/15/27 .... 1,185 1,229,175
Series 2023AA , RB , 5.00% , 06/15/27 .... 45 46,597
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/27 ..... 100 102,451
Series 2017E , RB , 5.00% , 01/01/27 ..... 400 409,802
Series 2005A , RB , 5.25% , 01/01/27 ..... 725 744,730
Series 2017A , RB , 5.00% , 01/01/29 ..... 210 214,872
Series 2017A , RB , 5.00% , 01/01/30 ..... 340 347,829
State of New Jersey
GO , 5.00% , 06/01/27 ............... 230 238,486
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,055 2,130,821

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
GO , 5.00% , 06/01/28 ............... USD 285 $ 295,200
15,284,729
New Mexico — 0.8%
County of Santa Fe, Series 2017, RB,
3.00%, 06/01/27 ................. 250 250,558
New Mexico Finance Authority
Series 2016C , RB , 4.00% , 06/01/27 ..... 100 100,490
Series 2017A , RB , 5.00% , 06/01/27 ..... 80 82,941
Series 2018A , RB , 5.00% , 06/01/27 ..... 315 326,580
Series 2020B , RB , 5.00% , 06/01/27 ..... 230 238,455
Series 2021C , RB , 5.00% , 06/01/27 ..... 350 362,867
Series 2018A , RB , 5.00% , 06/15/27 ..... 305 316,496
Series 2024A , RB , 5.00% , 06/15/27 ..... 1,000 1,037,691
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/27 ...... 235 241,604
Series A , GO , 5.00% , 03/01/27 ........ 380 390,679
State of New Mexico Severance Tax Permanent
Fund
Series 2018A , RB , 5.00% , 07/01/27 ..... 705 732,229
Series 2020A , RB , 5.00% , 07/01/27 ..... 745 773,774
Series 2022B , RB , 5.00% , 07/01/27 ..... 310 321,973
5,176,337
New York — 7.9%
City of New York
Series 2018F-1 , GO , 5.00% , 04/01/27 .... 150 154,711
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 130,040
Series A-2 , GO , 5.00% , 08/01/27 ....... 185 192,459
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 635 660,601
Series 2023C , GO , 5.00% , 08/01/27 ..... 1,110 1,154,752
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 210 218,467
Series 2021C , GO , 5.00% , 08/01/27 ..... 560 582,578
Series C , GO , 5.00% , 08/01/27 ........ 675 688,380
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 200 208,063
Series 2019E , GO , 5.00% , 08/01/27 ..... 255 265,281
Series 2018A , GO , 5.00% , 08/01/27 ..... 1,320 1,373,218
Series 2018-1 , GO , 5.00% , 08/01/27 ..... 575 598,182
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/27 ................ 90 91,174
Series 2020C-1 , GO , 5.00% , 08/01/27 ... 330 343,305
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/27 ................ 150 156,377
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 440 460,640
Series 2018A , GO , 5.00% , 08/01/28 ..... 495 514,048
Series C , GO , 5.00% , 08/01/28 ........ 805 825,753
Series 2018-1 , GO , 5.00% , 08/01/29 ..... 300 311,419
City of Yonkers, Series 2026D, GO,
5.00%, 08/01/27
(b)
................ 750 778,613
County of Nassau, Series 2018B, GO,
5.00%, 07/01/27 ................. 400 416,389
County of Suffolk, Series 2017B, GO,
3.00%, 08/01/27 ................. 125 125,070
Empire State Development Corp.
Series 2017A , RB , 5.00% , 03/15/27 ..... 100 103,202
Series 2020C , RB , 5.00% , 03/15/27 ..... 1,090 1,124,759
Series 2021A , RB , 5.00% , 03/15/27 ..... 235 242,455
Series 2023B , RB , 5.00% , 03/15/27 ..... 250 257,972
Series 2017A , RB , 5.00% , 03/15/28 ..... 710 732,735
Series 2017A , RB , 5.00% , 03/15/29 ..... 355 366,368
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/27 ..... 445 458,173
Series 2017A , RB , 5.00% , 02/15/29 ..... 245 251,597
Long Island Power Authority
Series 2019A , RB , 5.00% , 09/01/27 ..... 310 323,834
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023F , RB , 5.00% , 09/01/27 ..... USD 250 $ 261,157
Metropolitan Transportation Authority
Series 2017C-2 , RB , 0.00% , 11/15/27
(c)
... 475 453,383
Series 2016D , RB , 5.00% , 11/15/27 ..... 305 310,562
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 385 403,311
Series 2017D , RB , 5.00% , 11/15/27 ..... 100 104,756
Series 2020E , RB , 5.00% , 11/15/27 ..... 1,500 1,571,342
Series 2025B , RB , 5.00% , 11/15/27 ..... 250 261,890
Series A-1 , RB , 5.00% , 11/15/27 ....... 170 171,128
Series A-2 , RB , 5.00% , 11/15/27 ....... 50 50,912
Series A-2 , RB , 5.00% , 11/15/29 ....... 250 256,830
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2024A , 5.00% , 11/15/27 ........ 100 104,882
Series B-1 , RB , 5.00% , 11/15/27 ....... 100 102,012
Series B-2 , RB , 5.00% , 11/15/27 ....... 305 314,725
New York City Municipal Water Finance
Authority, Series 2020AA, RB,
5.00%, 06/15/27 ................. 830 861,627
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 150 155,996
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ....................... 520 540,785
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. 260 270,393
Series S-1 , RB , 5.00% , 07/15/28 ( SAW ) .. 340 353,027
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 380 394,180
New York City Transitional Finance Authority
Future Tax Secured
Series 2023F, Sub-Series F-1 , RB ,
5.00% , 02/01/27 ................ 275 282,467
Series 2017A-1 , RB , 4.00% , 05/01/27 .... 200 200,650
Series 2017F-1 , RB , 4.00% , 05/01/27 .... 65 66,406
Series 2020C, Sub-Series  C-1 , RB ,
5.00% , 05/01/27 ................ 35 36,181
Series 2020C, Sub-Series C-1 , RB ,
5.00% , 05/01/27 ................ 65 67,200
Series 2024B , RB , 5.00% , 05/01/27 ..... 125 129,232
Series 2018B-1 , RB , 5.00% , 08/01/27 .... 270 280,959
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/27 ................ 435 452,606
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,345 1,407,337
Series 2021F-1 , RB , 5.00% , 11/01/27 .... 685 716,748
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 170 177,879
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 1,000 1,046,347
Series C , RB , 5.00% , 11/01/27 ......... 335 345,430
Series 2018B-1 , RB , 5.00% , 08/01/28 .... 190 197,140
Series 2018B-1 , RB , 5.00% , 08/01/29 .... 400 415,106
Series C , RB , 5.00% , 11/01/29 ......... 395 407,415
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/27 ................. 505 531,192
New York State Dormitory Authority
Series 2016A , RB , 5.00% , 02/15/27 ..... 140 141,962
Series 2016D , RB , 5.00% , 02/15/27 ..... 340 344,766
Series 2017A , RB , 5.00% , 02/15/27 ..... 95 97,572
Series 2017B-1 , RB , 5.00% , 02/15/27 .... 440 451,911
Series 2025C , RB , 5.00% , 03/15/27 ..... 125 128,986
Series 2018A , RB , 5.00% , 03/15/27 ..... 405 417,315
Series 2018E , RB , 5.00% , 03/15/27 ..... 515 531,085
Series 2019A , RB , 5.00% , 03/15/27 ..... 720 741,030
Series 2022A , RB , 5.00% , 03/15/27 ..... 275 282,937
Series CAB , RB , 0.00% , 07/01/27 ( NPFGC )
(c)
280 269,781
Series 2015A , RB , 2.80% , 07/01/27 ..... 165 165,011
Series 20171 , RB , 5.00% , 07/01/27 ..... 465 482,940

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017A , RB , 5.00% , 07/01/27 ..... USD 290 $ 300,871
Series 2025B , RB , 5.00% , 07/01/27 ..... 160 166,339
Series B , RB , 5.00% , 10/01/27 ......... 690 706,970
Series G , RB , 5.00% , 10/01/27 ( SAW ) .... 100 101,727
Series 2025A , RB , 5.00% , 10/01/27 ( AGC )
(b)
270 282,560
Series 2017B-2 , RB , 5.00% , 02/15/28 .... 235 244,388
Series 2017A , RB , 5.00% , 03/15/28 ..... 220 226,871
Series B , RB , 5.00% , 10/01/28 ......... 100 103,263
Series 2017A , RB , 5.00% , 02/15/29 ..... 595 611,107
Series 2017A , RB , 5.00% , 02/15/30 ..... 535 549,567
New York State Environmental Facilities Corp.
Series 2016A , RB , 5.00% , 06/15/27 ..... 150 151,481
Series 2019B , RB , 5.00% , 06/15/27 ..... 105 109,131
Series 2021A , RB , 5.00% , 06/15/27 ..... 370 384,558
Series 2022A , RB , 5.00% , 06/15/27 ..... 95 98,738
Series 2020B , RB , 5.00% , 10/15/27 ..... 150 157,318
Series 2017A , RB , 5.00% , 06/15/29 ..... 905 938,812
New York State Housing Finance Agency,
Series 2022D-2, RB, VRDN, 3.10%, 11/01/27
(SONYMA)
(a)
................... 1,590 1,590,212
New York State Thruway Authority
Series 2026A , RB , 5.00% , 01/01/27 ..... 695 712,925
Series L , RB , 5.00% , 01/01/27 ......... 155 159,012
Series P , RB , 5.00% , 01/01/27 ......... 500 512,942
Series 2021A-1 , RB , 5.00% , 03/15/27 .... 400 412,755
Port Authority of New York & New Jersey
Series 209 , RB , 5.00% , 07/15/27 ....... 130 135,215
Series 230 , RB , 4.00% , 12/01/27 ....... 90 93,037
Series 243 , RB , 5.00% , 12/01/27 ....... 690 725,608
Series 2017 , RB , 5.00% , 11/15/29 ...... 235 246,132
State of New York
Series 2019A , GO , 5.00% , 03/01/27 ..... 100 103,210
Series 2023A , GO , 5.00% , 03/15/27 ..... 405 418,463
State of New York Mortgage Agency Homeowner
Mortgage, Series 239, RB, 5.00%, 10/01/27
(SONYMA) .................... 365 379,553
Town of Hempstead, Series 2019A, GO,
4.00%, 08/15/27 ................. 290 292,667
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/27 .... 1,780 1,845,344
Series 2012B , RB , 0.00% , 11/15/27
(c)
.... 765 730,958
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 950 997,558
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 1,025 1,068,316
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 520 541,975
Series 2023B-2 , RB , 5.00% , 11/15/27 .... 105 110,256
Series B , RB , 5.00% , 11/15/27 ......... 430 444,688
48,523,631
North Carolina — 1.8%
Charlotte-Mecklenburg Hospital Authority (The),
Series 2021B, RB, VRDN, 3.25%, 06/15/27
(a)
250 252,143
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/27 ..... 540 559,743
Series 2021A , GO , 5.00% , 06/01/27 ..... 150 155,484
Series 2020 , RB , 5.00% , 12/01/27 ...... 250 262,523
City of Charlotte Water & Sewer System
Series 2018 , RB , 5.00% , 07/01/27 ...... 75 77,913
Series 2020 , RB , 5.00% , 07/01/27 ...... 880 914,175
Series 2022A , RB , 5.00% , 07/01/27 ..... 175 181,796
City of Durham, Series 2018, RB,
5.00%, 04/01/27 ................. 190 196,085
City of Greensboro Combined Water & Sewer
System, Series B, RB, 5.00%, 12/01/27 ... 120 126,100
County of Forsyth
Series 2019B , GO , 5.00% , 03/01/27 ..... 135 139,018
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2021A , RB , 5.00% , 04/01/27 ..... USD 165 $ 170,284
County of Guilford
Series 2017 , GO , 5.00% , 03/01/27 ...... 215 221,399
Series 2017B , GO , 5.00% , 05/01/27 ..... 305 315,459
Series 2017B , GO , 5.00% , 05/01/28 ..... 100 103,428
County of Johnston, Series 2021, GO,
5.00%, 02/01/27 ................. 130 133,446
County of Mecklenburg
Series 2018 , GO , 5.00% , 03/01/27 ...... 340 350,230
Series 2019 , GO , 5.00% , 03/01/27 ...... 100 103,009
Series 2017A , GO , 5.00% , 04/01/27 ..... 345 356,170
Series 2017A , GO , 5.00% , 04/01/28 ..... 340 350,804
Series 2017A , GO , 4.00% , 04/01/30 ..... 160 162,841
County of New Hanover, Series 2020A, RB,
5.00%, 02/01/27 ................. 130 133,511
County of Union Enterprise System, Series
2021, RB, 5.00%, 06/01/27 .......... 200 207,205
County of Wake
Series 2021 , RB , 5.00% , 03/01/27 ...... 305 313,912
Series 2021 , GO , 5.00% , 04/01/27 ...... 185 190,946
Series 2018A , RB , 5.00% , 08/01/27 ..... 750 780,272
Series 2019 , RB , 5.00% , 09/01/27 ...... 125 130,320
Series 2016A , RB , 5.00% , 12/01/27 ..... 150 153,256
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/27 ...... 140 143,823
North Carolina Medical Care Commission,
Series 2020A, RB, 5.00%, 07/01/27 ..... 535 553,516
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/27 ........ 420 421,043
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/27 ...... 680 700,202
Series 2017B , RB , 5.00% , 05/01/27 ..... 660 682,425
Series 2020B , RB , 5.00% , 05/01/27 ..... 355 367,151
Series 2019B , GO , 5.00% , 06/01/27 ..... 290 300,778
Series 2017B , RB , 5.00% , 05/01/28 ..... 795 821,556
Town of Cary, Series 2021, GO, 5.00%, 09/01/27 125 130,419
11,162,385
Ohio — 2.6%
American Municipal Power, Inc.
Series 2020A , RB , 5.00% , 02/15/27 ..... 205 210,067
Series 2023A , RB , 5.00% , 02/15/27 ..... 825 845,393
City of Cincinnati
Series 2016A , GO , 3.00% , 12/01/27 ..... 105 105,129
Series 2019 , GO , 5.00% , 12/01/27 ...... 155 162,593
City of Cleveland, Series 2015, GO,
5.00%, 12/01/27 ................. 150 150,319
City of Columbus
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 420 431,995
Series 2016-4 , GO , 5.00% , 02/15/27 ..... 135 138,856
Series 2018A , GO , 5.00% , 04/01/27 ..... 190 196,085
Series 2022A , GO , 5.00% , 04/01/27 ..... 85 87,722
Series 2016-1 , GO , 5.00% , 07/01/27 ..... 585 591,345
Series 2023A , GO , 5.00% , 08/15/27 ..... 655 682,615
Series 2016-4 , GO , 5.00% , 02/15/28 ..... 145 149,090
Series 2017-1 , GO , 5.00% , 04/01/28 ..... 335 350,007
Cleveland Department of Public Utilities Division
of Water, Series 2020FF, RB, 5.00%, 01/01/27 80 81,979
County of Cuyahoga
Series 2022A , RB , 4.00% , 01/01/27 ..... 135 137,125
Series 2020D , RB , 5.00% , 12/01/27 ..... 100 104,458
COP , 5.00% , 12/01/27 .............. 515 536,829
County of Hamilton
Series 2000B , RB , 0.00% , 12/01/27
( AMBAC )
(c)
.................... 1,040 985,990

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2016A , RB , 5.00% , 12/01/27 ..... USD 405 $ 424,765
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/27 .......... 500 523,996
Ohio State University (The)
Series 2017 , RB , 5.00% , 12/01/27 ...... 240 251,766
Series 2020A , RB , 5.00% , 12/01/27 ..... 135 141,618
Series 2021A , RB , 5.00% , 12/01/27 ..... 550 576,963
Ohio Turnpike & Infrastructure Commission
Series 2018A , RB , 5.00% , 02/15/27 ..... 325 333,961
Series 2022A , RB , 5.00% , 02/15/27 ..... 90 92,481
Ohio Water Development Authority
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 153,196
Series 2019 , RB , 5.00% , 06/01/27 ...... 125 129,579
Series 2019A , RB , 5.00% , 06/01/27 ..... 225 233,241
Series 2016 , RB , 5.00% , 12/01/27 ...... 105 107,257
Series 2016B , RB , 5.00% , 12/01/27 ..... 365 372,847
Series 2019A , RB , 5.00% , 12/01/27 ..... 1,420 1,491,261
Series 2019B , RB , 5.00% , 12/01/27 ..... 125 131,273
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2017A , RB , 5.00% , 06/01/27 ..... 420 435,384
Series 2017A , RB , 5.00% , 12/01/27 ..... 605 626,778
Series 2020B , RB , 5.00% , 12/01/27 ..... 210 220,539
State of Ohio
Series 2016A , RB , 5.00% , 02/01/27 ..... 330 330,000
Series 2019A , GO , 5.00% , 03/01/27 ..... 275 283,200
Series 2021C , GO , 5.00% , 03/15/27 ..... 585 603,062
Series 2021A , GO , 5.00% , 05/01/27 ..... 135 139,638
Series U , GO , 5.00% , 05/01/27 ........ 495 512,005
Series 2019A , GO , 5.00% , 06/15/27 ..... 440 456,584
Series 2017C , GO , 5.00% , 08/01/27 ..... 450 468,535
Series 2015C , GO , 5.00% , 09/01/27 ..... 170 177,384
Series 2017B , RB , 5.00% , 10/01/27 ..... 275 287,378
Series 2016C , RB , 5.00% , 12/01/27 ..... 365 372,786
Series 2017A , RB , 5.00% , 12/01/27 ..... 90 94,450
University of Cincinnati, Series 2017B, RB,
5.00%, 06/01/27 ................. 145 149,976
16,069,500
Oklahoma — 0.9%
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/27 ................. 1,405 1,433,010
Oklahoma Capitol Improvement Authority, Series
2016, RB, 5.00%, 07/01/27 .......... 520 525,132
Oklahoma County Independent School
District No. 12 Edmond, Series 2025, GO,
4.00%, 08/01/27 ................. 500 512,116
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/27 ................. 1,040 1,071,664
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/27 ................. 20 20,773
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/27 ..... 770 789,082
Series 2017E , RB , 5.00% , 01/01/27 ..... 180 184,461
Series 2020A , RB , 5.00% , 01/01/27 ..... 200 204,956
Oklahoma Water Resources Board
Series 2020A , RB , 5.00% , 04/01/27 ..... 335 345,591
Series 2023 , RB , 5.00% , 04/01/27 ...... 475 490,017
University of Oklahoma (The), Series 2016B,
RB, 5.00%, 07/01/27 .............. 125 126,305
5,703,107
Oregon — 1.6%
City of Portland
Series 2021A , GO , 5.00% , 06/01/27 ..... 850 881,498
Security
Par (000)
Par (000) Value
Oregon (continued)
Series 2018B , GO , 5.00% , 06/15/27 ..... USD 380 $ 394,490
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/27 ..... 295 303,899
Series 2018A , RB , 5.00% , 05/01/27 ..... 725 729,510
Series 2016A , RB , 5.00% , 06/15/27 ..... 100 100,933
County of Multnomah
Series 2021A , GO , 5.00% , 06/15/27 ..... 615 638,367
GO , 5.00% , 06/01/29 ............... 245 254,183
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/28 (GTD) .......... 205 212,492
Multnomah County School District No. 1J
Portland, Series 2020, GO, 5.00%, 06/15/27
(GTD) ....................... 205 212,535
Multnomah County School District No. 40, Series
B, GO, 0.00%, 06/15/27 (GTD)
(c)
....... 200 192,691
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/27 (GTD)
(b) (c)
... 375 362,322
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/27 ...... 250 252,025
Series 2018 , GO , 5.00% , 06/15/27 ...... 405 408,250
State of Oregon
Series 2019A , GO , 5.00% , 05/01/27 ..... 370 382,711
Series 2019N , GO , 5.00% , 05/01/27 ..... 500 517,177
Series 2023A , GO , 5.00% , 05/01/27 ..... 775 801,624
Series F , GO , 5.00% , 05/01/27 ......... 205 206,351
Series C , GO , 5.00% , 06/01/27 ........ 215 222,875
Series 2017H , GO , 5.00% , 08/01/27 ..... 125 130,149
Series 2019G , GO , 5.00% , 08/01/27 ..... 105 109,325
Series 2021K , GO , 5.00% , 11/01/27 ..... 60 62,876
Series I , GO , 5.00% , 08/01/28 ......... 245 255,007
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/27 ...... 750 776,076
Series A , RB , 5.00% , 11/15/27 ......... 425 439,517
Series B , RB , 5.00% , 11/15/29 ......... 280 289,822
Tri-County Metropolitan Transportation District of
Oregon, Series 2017A, RB, 5.00%, 10/01/27 160 166,592
Washington & Multnomah Counties School
District No. 48J Beaverton, Series 2025B, GO,
5.00%, 06/15/27 (GTD)
(b)
............ 500 518,309
9,821,606
Pennsylvania — 3.3%
Allegheny County Higher Education Building
Authority
Series 2019A , RB , 5.00% , 08/01/27 ..... 350 363,716
Series 2022B , RB , 5.00% , 08/01/27 ..... 545 566,358
City of Philadelphia
Series 2017A , RB , 5.00% , 07/01/27 ..... 175 181,503
Series 2017A , GO , 5.00% , 08/01/27 ..... 605 628,238
Series 2025C , GO , 5.00% , 08/01/27
(b)
.... 140 145,377
City of Philadelphia Water & Wastewater
Series 2024C , RB , 5.00% , 09/01/27 ( AGC ) 580 603,120
Series 2020A , RB , 5.00% , 11/01/27 ..... 560 585,021
Series 2019B , RB , 5.00% , 11/01/27 ..... 35 36,564
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/27 ...... 1,165 1,194,191
Series 2016-2 , GO , 5.00% , 01/15/27 ..... 540 554,109
Series 2016 , GO , 5.00% , 02/01/27 ...... 220 220,411
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 120 124,092
Series 2019 , GO , 5.00% , 07/15/27 ...... 1,300 1,351,583
Series 2016 , GO , 5.00% , 09/15/27 ...... 1,450 1,474,466
Series 2022-1 , GO , 5.00% , 10/01/27 ..... 200 209,069
Series 2017 , GO , 5.00% , 01/01/28 ...... 945 968,132
Series 2016 , GO , 5.00% , 01/15/28 ...... 820 840,926

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
County of Montgomery
Series 2021A , GO , 5.00% , 01/01/27 ..... USD 85 $ 87,095
Series A , GO , 4.00% , 07/01/27 ........ 255 255,345
County of Northampton, Series 2019A, GO,
4.00%, 10/01/27 ................. 150 150,346
Delaware River Port Authority, Series 2022, RB,
5.00%, 01/01/27 ................. 95 97,324
Geisinger Authority, Series 2020B, RB, VRDN,
5.00%, 02/15/27
(a)
................ 2,345 2,376,115
Lower Merion School District, Series 2021, GO,
5.00%, 11/15/27 (SAW) ............ 335 351,379
Monroeville Finance Authority, Series 2012, RB,
5.00%, 02/15/27 ................. 185 189,615
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/27 ..... 355 371,668
Pennsylvania Economic Development Financing
Authority
Series 2016 , RB , 5.00% , 03/15/27 ...... 455 461,390
Series 2025B , RB , 5.00% , 03/15/27 ..... 425 436,438
Series 2020A , RB , 5.00% , 04/15/27 ..... 140 144,044
Pennsylvania Housing Finance Agency
Series 2019-131A , RB , 2.05% , 10/01/27 .. 345 338,460
Series 124B , RB , 2.55% , 10/01/27 ...... 145 144,285
Series 2018-127B , RB , 3.05% , 10/01/27 .. 25 25,069
Series 2020-133 , RB , 5.00% , 10/01/27 ... 200 207,974
Series 2021-137 , RB , 5.00% , 10/01/27 ... 215 223,572
Pennsylvania State University (The)
Series B , RB , 5.25% , 08/15/27 ......... 255 266,322
Series B , RB , 4.00% , 09/01/27 ......... 535 539,770
Series 2019A , RB , 5.00% , 09/01/27 ..... 75 78,135
Pennsylvania Turnpike Commission
Series 2016B , RB , 5.00% , 06/01/27 ..... 320 322,665
Series B-2 , RB , 5.00% , 06/01/27 ....... 445 460,110
Series 2018A-2 , RB , 5.00% , 12/01/27 .... 190 199,535
Series 2019A , RB , 5.00% , 12/01/27 ..... 150 156,976
Series A-2 , RB , 5.00% , 12/01/27 ....... 275 288,801
Series A-2 , RB , 5.00% , 12/01/29 ....... 295 308,507
Pennsylvania Turnpike Commission Oil
Franchise Tax
Series 2021A , RB , 5.00% , 12/01/27 ..... 110 115,520
Series B , RB , 5.00% , 12/01/27 ......... 840 857,570
Philadelphia Gas Works Co., Series 14TH, RB,
5.00%, 10/01/27 ................. 245 248,833
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/27 ......... 155 161,351
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/27 ................. 285 293,102
20,204,192
Rhode Island — 0.7%
Rhode Island Commerce Corp., Series 2016B,
RB, 5.00%, 06/15/27 .............. 1,235 1,245,819
Rhode Island Health & Educational Building
Corp.
Series 2016A , RB , 5.00% , 05/15/27 ..... 560 563,789
Series 2017A , RB , 5.00% , 09/01/29 ..... 375 389,901
State of Rhode Island
Series 2019E , GO , 5.00% , 01/15/27 ..... 775 794,731
Series 2019A , GO , 5.00% , 05/01/27 ..... 165 170,482
Series 2017B , GO , 5.00% , 08/01/27 ..... 380 395,081
Series 2017B , GO , 5.00% , 08/01/28 ..... 675 701,927
Series 2017B , GO , 5.00% , 08/01/29 ..... 60 62,341
4,324,071
Security
Par (000)
Par (000) Value
South Carolina — 1.0%
City of Charleston Waterworks & Sewer System
Series 2019 , RB , 5.00% , 01/01/27 ...... USD 225 $ 230,669
Series 2016B , RB , 5.00% , 01/01/30 ..... 105 107,515
City of Columbia Waterworks & Sewer System,
Series 2019A, RB, 5.00%, 02/01/27 ..... 215 220,741
County of Charleston, Series 2017C, GO,
4.00%, 11/01/28 (SAW) ............ 200 205,334
County of Horry, Series 2020A, GO,
5.00%, 03/01/27 (SAW) ............ 125 128,707
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 320 329,524
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/27 .............. 575 603,591
Piedmont Municipal Power Agency, Series
2021D, RB, 4.00%, 01/01/27 ......... 730 740,098
SCAGO Educational Facilities Corp. for
Pickens School District, Series 2025, RB,
5.00%, 12/01/27 ................. 1,720 1,798,654
South Carolina Public Service Authority
Series 2021B , RB , 5.00% , 12/01/27 ..... 605 633,102
Series 2025B , RB , 5.00% , 12/01/27 ..... 250 261,612
South Carolina Transportation Infrastructure
Bank, Series 2015A, RB, 3.00%, 10/01/27 . 300 300,037
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/27 (SAW) ............ 400 412,787
5,972,371
South Dakota — 0.0%
South Dakota Health & Educational Facilities
Authority, Series 2017, RB, 5.00%, 09/01/28 150 155,140
Tennessee — 1.8%
City of Clarksville, Series 2021A, RB,
5.00%, 02/01/27 ................. 165 169,373
City of Franklin, Series 2019C, GO,
5.00%, 06/01/27 ................. 235 243,529
City of Memphis, Series 2020, GO,
5.00%, 05/01/27 ................. 690 713,315
City of Memphis Light Gas & Water Division
Electric System
Series 2024 , RB , 5.00% , 12/01/27 ...... 135 141,663
Series 2017 , RB , 5.00% , 12/01/28 ...... 315 330,047
County of Blount, Series 2016B, GO,
5.00%, 06/01/27 ................. 285 287,321
County of Hamilton
Series 2020A , GO , 5.00% , 01/01/27 ..... 245 250,948
Series 2018A , GO , 5.00% , 04/01/27 ..... 220 226,788
County of Montgomery, Series 2017, GO,
5.00%, 04/01/27 ................. 440 453,576
County of Robertson, Series 2014B, GO,
3.00%, 06/01/27 ................. 115 115,016
County of Rutherford, Series 2020, GO,
5.00%, 04/01/27 ................. 290 299,084
County of Shelby
Series 2017A , GO , 5.00% , 04/01/27 ..... 190 196,018
Series 2019A , GO , 5.00% , 04/01/27 ..... 340 350,769
Series 2020B , GO , 5.00% , 04/01/27 ..... 510 526,154
Series 2017A , GO , 5.00% , 04/01/29 ..... 310 319,664
County of Sumner, Series 2019, GO,
5.00%, 12/01/27 ................. 20 20,983
County of Williamson
Series 2019 , GO , 5.00% , 04/01/27 ...... 290 299,084
Series 2021B , GO , 5.00% , 05/01/27 ..... 500 516,769
County of Wilson
Series 2018 , GO , 5.00% , 04/01/27 ...... 295 304,344
Series 2022 , GO , 5.00% , 04/01/28 ...... 115 118,439

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Health Educational & Housing Facility Board of
the City of Memphis (The), Series 2024, RB,
VRDN, 3.25%, 05/01/27
(a)
........... USD 160 $ 160,986
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 5.00% , 01/01/27 ...... 630 636,691
Series 2021A , RB , 5.00% , 05/15/27 ..... 200 206,992
Series 2024A , RB , 5.00% , 05/15/27 ..... 180 186,293
Series 2024B , RB , 5.00% , 05/15/27 ..... 650 672,725
Series 2017 , GO , 4.00% , 07/01/27 ...... 500 512,285
Series 2018 , GO , 5.00% , 07/01/27 ...... 440 456,900
Metropolitan Nashville Airport Authority (The),
Series 2026C, RB, 5.00%, 07/01/27
(b)
.... 250 259,466
State of Tennessee
Series B , GO , 5.00% , 08/01/27 ........ 265 268,400
Series 2021A , GO , 5.00% , 11/01/27 ..... 180 188,627
Tennessee State School Bond Authority
Series B , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 845 883,526
Series B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 435 454,301
10,770,076
Texas — 12.1%
Alamo Community College District
Series 2017 , GO , 5.00% , 08/15/27 ...... 520 541,578
Series 2021 , GO , 5.00% , 08/15/27 ...... 235 244,751
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/27 (PSF) ..... 675 694,397
Alvin Independent School District, Series 2016,
GO, 5.00%, 02/15/27 (PSF) .......... 105 105,252
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 315 324,019
Series 2023 , GO , 5.00% , 02/15/27 ( PSF ) .. 125 128,579
Austin Community College District, Series
2016A, RB, 5.00%, 02/01/27 ......... 110 110,225
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ( PSF ) .. 150 152,001
Series 2019 , GO , 5.00% , 08/01/27 ( PSF ) .. 540 562,096
Series 2020 , GO , 5.00% , 08/01/27 ( PSF ) .. 585 608,938
Series 2021 , GO , 5.00% , 08/01/27 ( PSF ) .. 250 260,230
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 660 687,006
Series 2023 , GO , 5.00% , 08/01/27 ...... 275 285,922
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/27 (PSF) ...... 300 308,278
Board of Regents of the University of Texas
System
Series 2016E , RB , 5.00% , 08/15/27 ..... 530 552,115
Series 2016J , RB , 5.00% , 08/15/27 ..... 855 867,032
Series 2017B , RB , 5.00% , 08/15/27 ..... 110 114,590
Series 2017C , RB , 5.00% , 08/15/27 ..... 70 72,921
Series 2019A , RB , 5.00% , 08/15/27 ..... 125 130,216
Series 2026A , RB , 5.00% , 08/15/27
(b)
.... 105 109,265
Central Texas Turnpike System, Series 2002A,
RB, 0.00%, 08/15/27 (AMBAC)
(c)
....... 195 187,083
City of Arlington
GO , 5.00% , 08/15/27 ............... 100 101,469
Series 2025 , GO , 5.00% , 08/15/27 ...... 230 239,722
City of Austin
Series 2016 , GO , 5.00% , 09/01/27 ...... 500 507,772
Series 2017 , GO , 5.00% , 09/01/27 ...... 150 156,472
Series 2020 , GO , 5.00% , 09/01/27 ...... 425 443,337
Series 2017 , GO , 5.00% , 09/01/28 ...... 110 114,761
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/27 ...... 300 313,935
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2021 , RB , 5.00% , 11/15/27 ...... USD 115 $ 120,368
Series 2017 , RB , 5.00% , 11/15/28 ...... 130 136,254
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/27 .......... 60 62,277
City of Dallas
Series 2019A , GO , 5.00% , 02/15/27 ..... 140 143,936
Series 2023A , GO , 5.00% , 02/15/27 ..... 1,000 1,028,112
Series 2021 , RB , 4.00% , 08/15/27 ...... 150 151,025
City of Dallas Waterworks & Sewer System
Series 2016A , RB , 5.00% , 10/01/27 ..... 205 208,503
Series 2017 , RB , 5.00% , 10/01/27 ...... 35 36,571
City of Denton
Series 2024 , GO , 5.00% , 02/15/27 ...... 265 272,367
Series 2017 , RB , 5.00% , 12/01/27 ...... 435 444,468
City of Fort Worth
GO , 5.00% , 03/01/27 ............... 310 318,880
Series 2018 , GO , 5.00% , 03/01/27 ...... 250 257,161
Series 2020 , GO , 5.00% , 03/01/27 ...... 85 87,435
City of Fort Worth Water & Sewer System,
Series 2020A, RB, 5.00%, 02/15/27 ..... 495 508,915
City of Garland
GO , 5.00% , 02/15/27 ............... 290 297,851
City of Garland Electric Utility System
Series 2019A , RB , 5.00% , 03/01/27 ..... 140 143,647
Series 2026 , RB , 5.00% , 03/01/27
(b)
..... 275 282,669
City of Garland Water & Sewer System, Series
2017, RB, 5.00%, 03/01/27 .......... 110 113,056
City of Houston, Series 2017A, GO,
5.00%, 03/01/27 ................. 375 385,905
City of Houston Combined Utility System
Series 2016B , RB , 5.00% , 11/15/27 ..... 145 147,988
Series 2017B , RB , 5.00% , 11/15/27 ..... 720 754,386
Series 2018D , RB , 5.00% , 11/15/27 ..... 130 136,209
Series 2021A , RB , 5.00% , 11/15/27 ..... 75 78,582
Series 1998A , RB , 0.00% , 12/01/27
(c)
.... 215 204,461
City of San Antonio
GO , 5.00% , 02/01/27 ............... 650 667,989
Series 2023 , GO , 5.00% , 02/01/27 ...... 100 102,767
Series 2018 , GO , 5.00% , 08/01/27 ...... 125 130,171
Series 2019 , GO , 5.00% , 08/01/27 ...... 250 260,343
Series 2017 , GO , 5.00% , 08/01/28 ...... 150 155,686
City of San Antonio Electric & Gas Systems
Series 2017 , RB , 5.00% , 02/01/27 ...... 140 143,818
Series 2018 , RB , 5.00% , 02/01/27 ...... 435 446,864
Series 2022 , RB , VRDN,   2.00% , 12/01/27
(a)
250 246,168
City of Waco, GO, 5.00%, 02/01/27 ....... 100 102,757
Clear Creek Independent School District, Series
2021, GO, 5.00%, 02/15/27 (PSF) ...... 115 118,173
Clifton Higher Education Finance Corp., Series
2017, RB, 4.00%, 08/15/28 (PSF) ...... 1,000 1,018,606
College Station Independent School District
Series 2017 , GO , 5.00% , 08/15/27 ( PSF ) .. 105 106,396
Series 2017 , GO , 5.00% , 08/15/28 ( PSF ) .. 150 156,234
Collin County Community College District, Series
2018, GO, 5.00%, 08/15/28 .......... 155 161,023
Comal Independent School District
Series 2017 , GO , 5.00% , 02/01/27 ( PSF ) .. 65 65,000
Series 2020 , GO , 5.00% , 02/01/27 ( PSF ) .. 230 236,112
Conroe Independent School District
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 320 320,305
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 1,040 1,069,561
County of Bexar
Series 2016 , GO , 5.00% , 06/15/27 ...... 1,810 1,813,704
Series 2017 , GO , 5.00% , 06/15/27 ...... 180 181,645
Series 2018 , GO , 5.00% , 06/15/27 ...... 205 212,450

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
County of Collin, Series 2025, GO,
5.00%, 02/15/27 ................. USD 165 $ 169,621
County of Denton, Series 2017, GO,
5.00%, 07/15/27 ................. 150 151,752
County of Fort Bend, Series B, GO,
5.00%, 03/01/27 ................. 405 405,828
County of Harris
Series 2016A , RB , 5.00% , 08/15/27 ..... 285 288,789
Series 2017A , GO , 5.00% , 10/01/27 ..... 150 156,807
Series 2020A , GO , 5.00% , 10/01/27 ..... 130 135,899
Series 2021A , GO , 5.00% , 10/01/27 ..... 85 88,857
County of Harris Toll Road
Series 2018A , RB , 5.00% , 08/15/27 ..... 195 202,791
Series 2022A , RB , 5.00% , 08/15/27 ..... 525 546,947
County of Travis, Series 2016A, GO,
5.00%, 03/01/27 ................. 595 596,267
County of Williamson, GO, 5.00%, 02/15/27 .. 150 154,217
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 685 685,627
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) .. 175 179,865
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 495 508,761
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 215 220,977
Series 2022 , GO , 5.00% , 02/15/27 ( PSF ) .. 220 226,116
Series 2024A , GO , 5.00% , 02/15/27 ( PSF ) 135 138,753
Series 2024B , GO , 5.00% , 02/15/27 ( PSF ) 730 750,294
Dallas Area Rapid Transit, Series 2019, RB,
5.00%, 12/01/27 ................. 1,435 1,502,841
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/27 ..... 365 382,154
Series 2020B , RB , 5.00% , 11/01/27 ..... 765 800,953
Dallas Independent School District
Series 2022 , GO , 5.00% , 02/15/27 ( PSF ) .. 385 395,943
Series 2023 , GO , 5.00% , 02/15/27 ( PSF ) .. 420 431,938
Del Valle Independent School District
Series 2022 , GO , 5.00% , 06/15/27 ( PSF ) .. 65 67,398
Series 2025A , GO , 5.00% , 06/15/27 ( PSF ) 365 378,466
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/27 (PSF) ...... 345 358,571
DeSoto Independent School District, Series
2025, GO, 5.00%, 08/15/27 (PSF) ...... 100 103,841
El Paso Independent School District, Series
2020, GO, 5.00%, 08/15/27 (PSF) ...... 420 436,910
Fort Bend Independent School District
Series 2017E , GO , 5.00% , 02/15/27 ( PSF ) 480 493,594
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 195 200,522
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 180 187,525
Fort Worth Independent School District
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 155 155,142
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 130 133,641
Frisco Independent School District, Series 2017,
GO, 4.00%, 08/15/29 (PSF) .......... 170 172,507
Garland Independent School District, Series A,
GO, 5.00%, 02/15/27 (PSF) .......... 160 160,348
Grapevine-Colleyville Independent School
District, Series 2025, GO, 5.00%, 08/15/27
(PSF) ....................... 130 135,435
Greenville Independent School District, Series
2026, GO, 5.00%, 02/15/27 (PSF)
(b)
..... 190 195,322
Harris County Flood Control District, Series
2021A, GO, 5.00%, 10/01/27 ......... 95 99,295
Hays Consolidated Independent School District,
Series 2023, GO, 5.00%, 02/15/27 (PSF) .. 305 313,416
Highland Park Independent School District,
Series 2015, GO, 2.75%, 02/15/27 ...... 500 500,139
Security
Par (000)
Par (000) Value
Texas (continued)
Houston Independent School District
Series 2025B , GO , 5.00% , 02/15/27 ( PSF ) USD 115 $ 118,329
GO , 5.00% , 07/15/27 ............... 305 317,200
Humble Independent School District
Series 2016C , GO , 5.00% , 02/15/27 ..... 170 170,156
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 150 154,217
Katy Independent School District
Series 2025 , GO , 5.00% , 02/15/27 ( PSF )
(b)
260 267,553
Series D , GO , 5.00% , 02/15/27 ( PSF ) .... 320 329,296
Keller Independent School District, Series 2020,
GO, 5.00%, 02/15/27 (PSF) .......... 410 421,654
Klein Independent School District
Series 2018 , GO , 5.00% , 02/01/27 ( PSF ) .. 400 410,710
Series 2025 , GO , 5.00% , 08/01/27 ( PSF )
(b)
75 78,001
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/27 (PSF) . 550 565,633
Leander Independent School District, Series
2025A, GO, 0.00%, 08/15/27 (PSF)
(c)
.... 200 192,259
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/27 ( PSF ) 340 340,459
Series 2017 , GO , 5.00% , 08/15/27 ( PSF ) .. 240 243,384
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 715 745,001
Series 2024 , GO , 5.00% , 08/15/27 ( PSF ) .. 880 916,924
Lone Star College System
Series 2017A , GO , 5.00% , 08/15/27 ..... 60 61,673
Series 2017A , GO , 5.00% , 08/15/28 ..... 180 184,789
Lower Colorado River Authority
Series 2016 , RB , 5.00% , 05/15/27 ...... 85 85,647
Series 2021 , RB , 5.00% , 05/15/27 ...... 225 232,654
Series 2024 , RB , 5.00% , 05/15/27 ...... 605 626,050
Series 2025 , RB , 5.00% , 05/15/27 ...... 250 258,505
Series 2025A , RB , 5.00% , 05/15/27
(b)
.... 1,000 1,034,019
Mansfield Independent School District, Series
2017, GO, 5.00%, 02/15/27 (PSF) ...... 160 164,415
Mesquite Independent School District
Series 2025 , GO , 5.00% , 08/15/27 ( PSF ) .. 100 104,011
Series 2018 , GO , 5.00% , 08/15/29 ( PSF ) .. 255 265,424
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/27 ............... 295 309,201
Series A , RB , 5.00% , 11/01/27 ......... 355 362,088
North East Independent School District, Series
2007, GO, 5.25%, 02/01/27 (PSF) ...... 330 339,810
North Texas Municipal Water District
Series 2016 , RB , 5.00% , 06/01/27 ...... 195 196,690
Series 2017 , RB , 5.00% , 06/01/27 ...... 180 186,622
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2017, RB, 5.00%, 06/01/27 .......... 375 388,796
North Texas Municipal Water District Water
System
Series 2019A , RB , 3.00% , 09/01/27 ..... 200 201,581
Series 2020 , RB , 5.00% , 09/01/27 ...... 595 620,956
Series 2021 , RB , 5.00% , 09/01/27 ...... 155 161,762
Series 2025 , RB , 5.00% , 09/01/27 ...... 80 83,490
North Texas Tollway Authority
Series 2019B , RB , 5.00% , 01/01/27 ..... 970 993,344
Series 2023A , RB , 5.00% , 01/01/27 ..... 565 579,167
Series 2024A , RB , 5.00% , 01/01/27 ..... 90 92,257
Northside Independent School District
Series 2016 , GO , 5.00% , 06/15/27 ( PSF ) .. 475 479,341
Series 2017 , GO , 4.00% , 08/15/27 ( PSF ) .. 200 201,601
Series 2018A , GO , 5.00% , 08/15/27 ( PSF ) 295 307,059
Series 2021 , GO , 5.00% , 08/15/27 ( PSF ) .. 1,185 1,233,441

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Northwest Independent School District, Series
2017, GO, 5.00%, 02/15/28 (PSF) ...... USD 205 $ 213,074
Pearland Independent School District, Series
2025, GO, 5.00%, 02/15/27 (PSF) ...... 500 514,316
Permanent University Fund - Texas A&M
University System, Series 2017A, RB,
5.00%, 07/01/27 ................. 200 207,773
Permanent University Fund - University of Texas
System
Series 2016B , RB , 5.00% , 07/01/27 ..... 130 131,384
Series 2022A , RB , 5.00% , 07/01/27 ..... 440 457,100
Pflugerville Independent School District
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 1,220 1,254,931
Series 2023A , GO , 5.00% , 02/15/27 ..... 235 241,484
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/27 ( PSF ) 175 175,163
Series 2023 , GO , 5.00% , 02/15/27 ...... 240 246,622
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 490 504,030
Series 2025B , GO , 5.00% , 02/15/27 ( PSF ) 155 159,438
Prosper Independent School District, Series
2022, GO, 5.00%, 02/15/27 (PSF) ...... 280 287,638
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ...... 340 353,503
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 1,840 1,915,845
San Antonio Independent School District
Series 2019 , GO , 5.00% , 08/15/27 ( PSF ) .. 260 270,829
Series 2021 , GO , 5.00% , 08/15/27 ( PSF ) .. 245 255,204
Series 2025 , GO , 5.00% , 08/15/27 ( PSF ) .. 500 520,825
San Antonio Water System
Series 2016C , RB , 5.00% , 05/15/27 ..... 320 326,460
Series 2020A , RB , 5.00% , 05/15/27 ..... 685 708,834
Series 2020C , RB , 5.00% , 05/15/27 ..... 315 325,960
Series 2021A , RB , 5.00% , 05/15/27 ..... 140 144,871
Series 2017A , RB , 5.00% , 05/15/30 ..... 255 263,578
Spring Branch Independent School District,
Series 2022, GO, 5.00%, 02/01/27 (PSF) .. 290 297,852
Spring Independent School District, Series
2017A, GO, 5.00%, 08/15/27 ......... 185 187,509
State of Texas
Series 2016A , GO , 5.00% , 04/01/27 ..... 205 205,860
Series 2018A , GO , 5.00% , 10/01/27 ..... 405 423,772
Series 2024 , GO , 5.00% , 10/01/27 ...... 725 758,603
Series 2017A , GO , 5.00% , 10/01/28 ..... 105 109,780
Tarrant County Cultural Education Facilities
Finance Corp., Series 2024B, RB,
5.00%, 07/01/27 ................. 1,000 1,035,175
Temple Independent School District, Series
2017, GO, 4.00%, 02/01/28 (PSF) ...... 100 101,435
Texas A&M University
Series 2016C , RB , 4.00% , 05/15/27 ..... 775 778,606
Series 2016E , RB , 4.00% , 05/15/27 ..... 790 793,676
Series 2017E , RB , 5.00% , 05/15/27 ..... 500 517,688
Series 2021A , RB , 5.00% , 05/15/27 ..... 270 279,552
Series 2022 , RB , 5.00% , 05/15/27 ...... 230 238,136
Series 2017C , RB , 5.00% , 05/15/28 ..... 255 263,716
Series 2017E , RB , 5.00% , 05/15/29 ..... 105 108,553
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/27 ...... 270 279,434
Series 2016-A , RB , 5.00% , 10/01/27 ..... 150 152,661
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/27 ................. 250 256,789
Texas State University System
Series 2017A , RB , 5.00% , 03/15/27 ..... 550 566,344
Series 2019A , RB , 5.00% , 03/15/27 ..... 485 499,412
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2021A , RB , 5.00% , 03/15/27 ..... USD 140 $ 144,160
Series A , RB , 5.00% , 03/15/27 ......... 260 260,869
Texas Tech University System, Series 2017A,
RB, 5.00%, 02/15/27 .............. 190 195,213
Texas Water Development Board
Series 2016 , RB , 5.00% , 04/15/27 ...... 375 381,767
Series 2017A , RB , 5.00% , 04/15/27 ..... 155 160,137
Series 2020 , RB , 5.00% , 04/15/27 ...... 95 98,149
Series A , RB , 5.00% , 04/15/27 ......... 305 305,649
Series 2018 , RB , 5.00% , 08/01/27 ...... 65 67,677
Series 2020 , RB , 5.00% , 08/01/27 ...... 160 166,590
Series 2022 , RB , 5.00% , 08/01/27 ...... 85 88,501
Series 2023 , RB , 5.00% , 08/01/27 ...... 195 203,032
Series 2018A , RB , 5.00% , 10/15/27 ..... 185 193,645
Series 2018B , RB , 5.00% , 10/15/27 ..... 85 88,972
Series 2023A , RB , 5.00% , 10/15/27 ..... 145 151,776
Series A , RB , 5.00% , 10/15/27 ......... 190 190,405
Series 2017A , RB , 5.00% , 04/15/28 ..... 450 470,975
Series 2018 , RB , 5.00% , 08/01/29 ...... 675 702,549
Tomball Independent School District, Series
2025, GO, 5.00%, 02/15/27 (PSF) ...... 185 190,297
Trinity River Authority, Series 2025, RB,
5.00%, 02/01/27 ................. 95 97,525
Trinity River Authority Central Regional
Wastewater System, Series 2017, RB,
5.00%, 08/01/28 ................. 425 441,832
Trinity River Authority Denton Creek Wastewater
Treatment System, Series 2017, RB,
5.00%, 02/01/27 ................. 230 236,112
University of North Texas System
Series 2017A , RB , 5.00% , 04/15/27 ..... 390 402,487
Series 2017A , RB , 5.00% , 04/15/28 ..... 175 180,364
Via Metropolitan Transit, Series 2017, RB,
5.00%, 07/15/28 ................. 280 287,313
Waller Consolidated Independent School District,
Series 2025, GO, 5.00%, 02/15/27 (PSF) .. 250 256,690
74,496,099
Utah — 1.2%
Alpine School District
Series 2019 , GO , 5.00% , 03/15/27 ( GTD ) . 90 92,761
Series 2021A , GO , 5.00% , 03/15/27 ( GTD ) 290 298,895
Canyons School District Local Building Authority,
Series 2021, RB, 5.00%, 06/15/27 ...... 460 477,224
Central Utah Water Conservancy District
Series 2016A , RB , 5.00% , 10/01/27 ..... 1,120 1,139,510
Series 2017B , RB , 5.00% , 10/01/27 ..... 155 162,034
City of Salt Lake City, Series 2022, RB,
5.00%, 02/01/27 ................. 210 215,707
Davis School District, Series 2017, GO,
5.00%, 06/01/27 (GTD) ............. 150 153,199
Intermountain Power Agency, Series 2022A, RB,
5.00%, 07/01/27 ................. 1,075 1,116,397
Metropolitan Water District of Salt Lake & Sandy,
Series 2016A, RB, 2.10%, 07/01/27 ..... 215 213,501
State of Utah
Series 2017 , GO , 5.00% , 07/01/27 ...... 375 383,963
Series 2019 , GO , 5.00% , 07/01/27 ...... 300 311,672
Series 2020 , GO , 5.00% , 07/01/27 ...... 505 524,648
Series 2018 , GO , 5.00% , 07/01/28 ...... 330 342,806
Series 2018 , GO , 5.00% , 07/01/29 ...... 170 176,766
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/27 ..... 280 280,620
Series 2017A , RB , 5.00% , 08/01/27 ( SAP ) . 340 353,989
Series 2018A , RB , 5.00% , 08/01/27 ..... 65 67,674

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Utah (continued)
Series 2019A , RB , 5.00% , 08/01/27 ..... USD 65 $ 67,674
Series 2020A , RB , 5.00% , 08/01/27 ..... 85 88,497
Series 2022B , RB , 5.00% , 08/01/27 ..... 140 145,760
Utah Associated Municipal Power Systems,
Series 2017A, RB, 5.00%, 09/01/27 ..... 220 228,168
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 250 256,850
Washington County School District Board of
Education, Series 2014, GO, 3.00%, 03/01/27
(GTD) ....................... 50 50,018
7,148,333
Vermont — 0.1%
State of Vermont
Series 2017B , GO , 5.00% , 08/15/27 ..... 100 104,162
Series 2019B , GO , 5.00% , 08/15/27 ..... 75 78,121
Vermont Municipal Bond Bank, Series 2024, RB,
5.00%, 12/01/27 ................. 500 524,171
706,454
Virginia — 2.6%
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/27 (SAW) ............ 215 223,350
City of Norfolk
Series B , GO , 4.00% , 10/01/27 ........ 140 141,609
Series 2017C , GO , 5.00% , 09/01/31 ( SAW ) 270 277,881
City of Richmond
Series 2016A , RB , 5.00% , 01/15/27 ..... 365 365,775
Series 2017D , GO , 5.00% , 03/01/27 ( SAW ) 220 226,524
Series 2017B , GO , 5.00% , 07/15/27 ..... 270 280,733
Series 2017B , GO , 5.00% , 07/15/28 ..... 200 207,949
City of Virginia Beach, Series 2019B, GO,
5.00%, 07/15/27 (SAW) ............ 285 296,371
County of Arlington
Series 2019 , GO , 5.00% , 06/15/27 ...... 155 160,874
Series 2019B , GO , 5.00% , 08/15/27 ( SAW ) 140 145,924
Series B , GO , 5.00% , 08/15/27 ........ 370 375,203
County of Fairfax
Series 2016A , RB , 5.00% , 07/15/27 ..... 175 177,078
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 470 483,327
Series 2023A , GO , 4.00% , 10/01/27 ( SAW ) 210 215,955
Series 2017A , GO , 5.00% , 10/01/27 ( SAW ) 70 72,121
County of Henrico
Series 2015 , GO , 5.00% , 08/01/27 ...... 100 104,111
Series 2017A , GO , 5.00% , 08/01/27 ..... 55 57,261
Series 2017B , GO , 5.00% , 08/01/27 ( SAW ) 295 307,129
Series 2020A , GO , 5.00% , 08/01/27 ( SAW ) 300 312,334
County of Loudoun
Series 2018A , GO , 3.00% , 12/01/27 ( SAW ) 80 80,032
Series 2020A , GO , 5.00% , 12/01/27 ( SAW ) 700 735,452
Series 2021B , GO , 5.00% , 12/01/27 ..... 90 94,558
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/27 ...... 295 304,864
Hampton Roads Sanitation District, Series
2017A, RB, 5.00%, 10/01/28 ......... 205 214,487
Loudoun County Economic Development
Authority
Series 2016A , RB , 3.00% , 12/01/27 ..... 160 160,077
Series 2016B , RB , 5.00% , 12/01/27 ..... 50 51,098
Series 2020A , RB , 5.00% , 12/01/27 ..... 220 230,494
Virginia College Building Authority
Series 2017C , RB , 5.00% , 02/01/27 ..... 280 287,707
Series 2017E , RB , 5.00% , 02/01/27 ..... 890 914,497
Series 2019C , RB , 5.00% , 02/01/27 ..... 1,150 1,181,653
Series 2021A , RB , 5.00% , 02/01/27 ..... 175 179,817
Security
Par (000)
Par (000) Value
Virginia (continued)
Series B , RB , 5.00% , 02/01/27 ......... USD 225 $ 231,193
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 360 365,170
Series 2017A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 245 255,629
Series 2019A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 125 130,423
Series 2017C , RB , 5.00% , 02/01/30 ..... 205 210,376
Virginia Commonwealth Transportation Board
Series 2016 , RB , 5.00% , 03/15/27 ...... 175 177,786
Series 2016 , RB , 5.00% , 05/15/27 ...... 100 100,735
Series 2017A , RB , 5.00% , 05/15/27 ..... 745 771,384
Series 2019 , RB , 5.00% , 05/15/27 ...... 445 460,760
Series 2016 , RB , 5.00% , 09/15/27 ...... 195 198,108
Series 2017 , RB , 5.00% , 09/15/27 ...... 230 240,231
Series 2017A , RB , 5.00% , 05/15/29 ..... 320 335,196
Virginia Commonwealth University
Health System Authority, Series B, RB,
5.00%, 07/01/27 ................. 330 341,888
Virginia Port Authority, Series 2025, RB,
5.00%, 07/01/27
(b)
................ 200 207,214
Virginia Public Building Authority
Series 2017A , RB , 4.00% , 08/01/27 ..... 185 189,910
Series B , RB , 5.00% , 08/01/27 ......... 705 714,221
Series 2017A , RB , 4.00% , 08/01/31 ..... 70 71,589
Virginia Public School Authority
Series 2016 , RB , 5.00% , 02/01/27 ( ST
INTERCEPT ) .................. 210 215,681
Series 2019C , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 175 182,077
Series 2020B , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 455 473,399
Series 2021C , RB , 5.00% , 08/01/27 ( SAW ) 140 145,661
Series 2020 , RB , 4.00% , 10/01/27 ( SAW ) . 165 169,774
Series 2019A , RB , 5.00% , 10/01/27 ( SAW ) 210 219,487
Series 2016 , RB , 4.00% , 02/01/29 ( ST
INTERCEPT ) .................. 370 375,916
Virginia Resources Authority
Series 2015D , RB , 5.00% , 11/01/27 ..... 300 300,652
Series 2019C , RB , 5.00% , 11/01/27 ..... 60 62,865
Series 2024A , RB , 5.00% , 11/01/27 ..... 35 36,671
16,050,241
Washington — 4.8%
Central Puget Sound Regional Transit Authority
Series 2016S-1 , RB , 5.00% , 11/01/27 .... 730 744,575
Series 2021S-1 , RB , 5.00% , 11/01/27 .... 525 550,181
City of Everett, Series 2016, RB,
5.00%, 12/01/27 ................. 90 91,749
City of Redmond, Series 2015, GO,
3.00%, 12/01/27 ................. 250 250,035
City of Seattle
Series 2016 , RB , 5.00% , 04/01/27 ...... 270 271,156
Series 2016B , RB , 5.00% , 04/01/27 ..... 755 758,169
Series 2019A , GO , 5.00% , 05/01/27 ..... 340 351,689
Series 2020A , RB , 5.00% , 07/01/27 ..... 225 233,760
Series 2022 , RB , 5.00% , 07/01/27 ...... 845 877,900
Series 2017C , RB , 5.00% , 09/01/27 ..... 190 198,258
Series 2016C , RB , 4.00% , 10/01/27 ..... 175 176,787
Series 2021A , GO , 5.00% , 12/01/27 ..... 390 409,586
City of Seattle Water System, Series 2017, RB,
5.00%, 08/01/27 ................. 155 159,123
City of Tacoma, Series 2018, RB,
5.00%, 12/01/27 ................. 265 277,820

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/27 ...... USD 445 $ 455,873
Clark County School District No. 114 Evergreen,
Series 2019, GO, 5.00%, 12/01/27 (GTD) . 755 792,221
Clark County School District No. 122 Ridgefield,
Series 2017, GO, 5.00%, 12/01/27 (GTD) . 200 206,804
County of King
Series 2020A , RB , 5.00% , 01/01/27 ..... 105 107,652
Series 2016B , RB , 5.00% , 07/01/27 ..... 880 889,204
Series 2019B , GO , 5.00% , 07/01/27 ..... 130 135,062
Series 2021A , GO , 5.00% , 12/01/27 ..... 120 126,027
County of Snohomish, Series 2021A, GO,
5.00%, 12/01/27 ................. 290 304,030
Energy Northwest
Series 2016-A , RB , 5.00% , 07/01/27 ..... 665 672,149
Series 2017-A , RB , 5.00% , 07/01/27 ..... 820 851,927
Series 2018C , RB , 5.00% , 07/01/27 ..... 505 524,662
Series 2020A , RB , 5.00% , 07/01/27 ..... 210 218,176
Series 2017A , RB , 5.00% , 07/01/28 ..... 965 1,002,230
Series 2017-A , RB , 5.00% , 07/01/29 ..... 330 342,731
King County School District No. 210 Federal
Way, Series 2019, GO, 4.00%, 12/01/27
(GTD) ....................... 90 92,898
King County School District No. 401 Highline,
Series 2017, GO, 5.00%, 12/01/27 (GTD) . 125 127,669
King County School District No. 403 Renton,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 475 476,014
King County School District No. 405 Bellevue,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 1,085 1,107,712
King County School District No. 410 Snoqualmie
Valley, Series 2017, GO, 5.00%, 12/01/27
(GTD) ....................... 160 165,550
King County School District No. 411 Issaquah,
Series 2017, GO, 5.00%, 12/01/27 (GTD) . 1,085 1,108,978
King County School District No. 414 Lake
Washington
Series 2020 , GO , 3.00% , 12/01/27 ( GTD ) . 280 283,063
Series 2020 , GO , 4.00% , 12/01/27 ( GTD ) . 520 536,836
King County School District No. 415 Kent, Series
2018, GO, 5.00%, 12/01/27 (GTD) ...... 360 378,013
Kitsap County School District No. 401 Central
Kitsap, Series 2017, GO, 5.00%, 12/01/27
(GTD) ....................... 150 157,505
Klickitat County Public Utility District No. 1,
Series 2019A, RB, 5.00%, 12/01/27 ..... 375 392,247
Pierce County School District No. 10 Tacoma,
Series 2024, GO, 5.00%, 12/01/27 (GTD) . 625 655,237
Pierce County School District No. 3 Puyallup
Series 2017 , GO , 5.00% , 12/01/27 ( GTD ) . 55 56,871
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 225 233,132
Pierce County School District No. 320 Sumner
Series 2013 , GO , 2.25% , 12/01/27 ( GTD ) . 45 44,811
Series 2016 , GO , 4.00% , 12/01/27 ( GTD ) . 125 125,656
Pierce County School District No. 401 Peninsula,
Series 2019, GO, 5.00%, 12/01/27 (GTD) . 235 246,759
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/29
(GTD) ....................... 190 198,936
Pierce County School District No. 403 Bethel,
Series 2020, GO, 4.00%, 12/01/27 (GTD) . 75 77,415
Port of Seattle
Series 2016 , RB , 5.00% , 02/01/27 ...... 300 300,367
Series 2017 , GO , 5.00% , 01/01/29 ...... 200 204,954
Security
Par (000)
Par (000) Value
Washington (continued)
Snohomish County Public Utility District No.
1 Electric System, Series 2025A, RB,
5.00%, 12/01/27 ................. USD 40 $ 41,972
Snohomish County School District No. 6
Mukilteo, Series 2022, GO, 5.00%, 12/01/27
(GTD) ....................... 60 63,002
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 230 241,240
Spokane County School District No. 81
Spokane, Series 2017B, GO, 5.00%, 12/01/28
(GTD) ....................... 310 325,150
State of Washington
Series 2017D , GO , 5.00% , 02/01/27 ..... 360 369,920
Series 2021C , GO , 5.00% , 02/01/27 ..... 390 400,746
Series 2020C , GO , 5.00% , 02/01/27 ..... 690 709,013
Series 2005C , GO , 0.00% , 06/01/27
( AMBAC )
(c)
.................... 120 116,224
Series 2021F , GO , 5.00% , 06/01/27 ..... 105 108,846
Series 2021D , GO , 5.00% , 06/01/27 ..... 220 228,058
Series R-2022C , GO , 4.00% , 07/01/27 ... 325 333,145
Series 2019 , COP , 5.00% , 07/01/27 ..... 180 186,978
Series R-2021D , GO , 5.00% , 07/01/27 ... 800 831,126
Series R-2020C , GO , 5.00% , 07/01/27 ... 255 264,921
Series 2020B , COP , 5.00% , 07/01/27 .... 350 363,568
Series 2020A , GO , 5.00% , 08/01/27 ..... 860 895,423
Series 2017B , GO , 5.00% , 08/01/27 ..... 65 65,850
Series R-2017A , GO , 5.00% , 08/01/27 ... 420 425,493
Series R-2017B , GO , 5.00% , 08/01/27 ... 100 101,308
Series R-2018C , GO , 5.00% , 08/01/27 ... 705 734,039
Series R-2018D , GO , 5.00% , 08/01/27 ... 125 130,149
Series R-2018C , GO , 5.00% , 08/01/29 ... 445 463,075
University of Washington
Series 2021A , RB , 5.00% , 04/01/27 ..... 300 309,439
Series 2024A , RB , 5.00% , 04/01/27 ..... 1,000 1,031,464
Series 2022C , RB , VRDN,   4.00% , 08/01/27
(a)
1,240 1,256,497
Washington Health Care Facilities Authority
Series 2025A , RB , 5.00% , 03/01/27 ..... 250 256,823
Series 2019A-2 , RB , 5.00% , 08/01/27 .... 310 321,127
Washington State University, Series 2019, RB,
5.00%, 10/01/27 ................. 100 104,295
29,629,050
West Virginia — 0.4%
State of West Virginia
Series 2018B , GO , 5.00% , 06/01/27 ..... 100 103,609
Series 2019A , GO , 5.00% , 06/01/27 ..... 505 523,227
Series 2021A , GO , 5.00% , 06/01/27 ..... 280 290,106
Series 2018A , GO , 5.00% , 12/01/27 ..... 235 246,533
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/27 ..... 565 587,835
Series 2017A , RB , 5.00% , 09/01/29 ..... 305 317,308
Series 2018A , RB , 5.00% , 09/01/29 ..... 295 306,904
West Virginia Lottery Excess Lottery, Series
2015A, RB, 5.00%, 07/01/27 ......... 335 335,685
2,711,207
Wisconsin — 1.4%
City of Green Bay Water System, Series 2019,
RB, 5.00%, 11/01/27 .............. 200 208,691
Green Bay Area Public School District, GO,
5.00%, 04/01/27 ................. 510 525,736
Milwaukee Metropolitan Sewerage District,
Series 2017A, GO, 5.00%, 10/01/27 ..... 150 152,656

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Public Finance Authority, Series 2023A, RB,
5.00%, 10/01/27 ................. USD 285 $ 296,008
State of Wisconsin
Series 2019A , GO , 4.00% , 05/01/27 ..... 345 346,500
Series 2019A , RB , 5.00% , 05/01/27 ..... 460 475,814
Series 2019B , GO , 5.00% , 05/01/27 ..... 250 258,620
Series 2020A , GO , 5.00% , 05/01/27 ..... 100 103,448
Series 2020B , GO , 5.00% , 05/01/27 ..... 440 455,171
Series 2021-1 , GO , 5.00% , 05/01/27 ..... 150 155,172
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 160 165,517
Series 20242 , GO , 5.00% , 05/01/27 ..... 500 517,240
Series 2016-2 , GO , 4.00% , 11/01/27 ..... 210 210,914
Series 2016-2 , GO , 5.00% , 11/01/27 ..... 530 533,604
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 615 635,995
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 80 82,731
Series 2017-3 , GO , 5.00% , 11/01/27 ..... 300 310,242
Series 2019B , GO , 4.00% , 05/01/28 ..... 185 188,435
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 250 258,548
Series 2019A , RB , 5.00% , 05/01/29 ..... 460 475,814
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/27 ..... 615 638,228
Series 20172 , RB , 5.00% , 07/01/27 ..... 240 249,065
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 510 529,134
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 145 150,440
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities
Authority, Series 2016A, RB, 5.00%, 11/15/27 USD 360 $ 362,176
8,285,899
Total Long-Term Investments — 99 .0%
(Cost: $ 604,619,603 ) .............................. 607,754,745
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.03%
(d) (e)
......... 2,471,604 2,471,846
Total Short-Term Securities — 0 .4%
(Cost: $ 2,471,846 ) ............................... 2,471,846
Total Investments — 99 .4%
(Cost: $ 607,091,449 ) .............................. 610,226,591
Other Assets Less Liabilities — 0.6% .................... 3,752,585
Net Assets — 100.0% ...............................
$ 613,979,176
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
When-issued security.
(c)
Zero-coupon bond.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 569,632 $ 1,902,189
(a)
$ — $ 25 $ — $ 2,471,846 2,471,604 $ 8,466 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 607,754,745 $ — $ 607,754,745
Short-Term Securities
Money Market Funds ...................................... 2,471,846 — — 2,471,846
$ 2,471,846 $ 607,754,745 $ — $ 610,226,591
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LIQ Liquidity Agreement
NPFGC National Public Finance Guarantee Corp.
PSF Permanent School Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCH BD RES FD School Board Resolution Fund
VRDN Variable Rate Demand Notes